As filed with the Securities and Exchange Commission on June 9, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4000
Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)
John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)
(513) 595-2600
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: March 31, 2006

1

Item 1. Report to Stockholders.

Summit
Mutual
Funds

Semiannual Report

Summit Apex Series

March 31, 2006

SUMMIT MUTUAL FUNDS

Summit Mutual Funds, Inc. – Apex Series
SEMI ANNUAL REPORT – TABLE OF CONTENTS

Message from the President	1
Fund Expenses	2

Portfolio Managers’ Reports and Financial Statements:
Nasdaq-100 Index Fund	3
Everest Fund	9
Bond Fund	14
Short-term Government Fund	22
High Yield Bond Fund	27
Money Market Fund	33

Notes to Financial Statements	39
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios’ website at www.summitfunds.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.
This Fund files a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report has been prepared for the information of shareholders and is not authorized for distribution to prospective purchasers of shares unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Summit Mutual Funds, Inc.
MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds’2006 Semiannual Report for the six-month period ended March 31, 2006. We welcome new and thank existing investors in the Summit Funds. We strive to help you reach your financial goals.
The economy continues to demonstrate a notable resiliency. After consistent growth in Gross Domestic Product (GDP) for most of 2005, the lull in the growth rate for the fourth quarter of 2005, 1.7%, was countered by a spirited 4.8% growth rate for the first quarter of 2006. Returns in all the core equity asset classes were positive. The high yield fixed income market, as represented by the Merrill Lynch High Yield Master II Index, also showed positive returns while the Lehman Aggregate Bond Index was scarcely negative. All this was accomplished in the face of continued lofty oil prices, four 0.25% increases in the federal funds rate and a briefly inverted yield curve.
Expanding on the above, crude oil futures waxed and waned during the period by over $10/barrel merely to end at virtually the same price they started, a robust $66.63/barrel. In addition, the yield on two-year Treasury securities briefly exceeded the yield on ten-year Treasury securities at year end. This phenomenon goes against the conventional wisdom that longer term treasury securities should yield more than shorter term Treasury securities. Thus the term inverted yield curve. Some market analysts see an inverted yield curve as an indicator that the economy is headed for a downturn. However, neither the lofty price of oil nor the inverted yield curve prevented the Federal Reserve from raising the federal funds rate from 3.75% to 4.75% during the period in their continued efforts to keep inflation in check. Bond dealers and investors were hoping that Ben Bernanke, Alan Greenspan’s replacement as Chairman of the Federal Reserve, would soon finish with the Fed’s almost two-year campaign of rate increases. However, the continued economic strength documented above now has investors concerned that more rate hikes loom on the horizon.
For the six-month period, the large cap S&P 500 Index advanced 6.38%, the S&P MidCap 400 Index improved 11.22% and the small cap Russell 2000 Index rose 15.23%. Other market sectors such as the large cap growth Nasdaq-100 Index gained 6.62% while the international EAFE Index climbed 13.99%.
“Maintain the proper
perspective (and) have realistic
expectations . . .”
Fixed income markets provided mixed returns. The rising interest rates still seem to have more effect on the shorter end of the yield curve as spreads between the
3-month Treasury Bill and the 10-year Treasury Note have closed to 0.23 at the end of the period versus 0.79 at the beginning of the period. The Lehman Aggregate Bond Index had a negligible negative return of -0.06% for the period. During the first quarter, high yield markets picked up steam lost during the fourth quarter to return 3.55% for the period, as tracked by the Merrill Lynch High Yield Master II Index.
“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”
Looking out further into 2006, economic forecasts indicate a softening in the housing market. For the past several years, advancing housing markets and “cheap” cash have fueled the consumers’ support of the economy. This predicted softening housing market, high energy prices and rising interest rates are all predicted to slow the growth of the economy. Consensus forecasts show GDP growing, albeit at a slower rate of about 3.3% for the year. Forecasts also show the federal funds rate ending the year 0.25% to 0.50% higher than where it is now, showing some easing in the concern over inflation. The markets are off to a fast start already in 2006, leaving some to believe that the rest of 2006 may bring an uncertain, vacillating market.
Our message rings true in uncertain times. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical in periods of volatile returns. Proper diversification of your investments, both within and across asset sectors, (or specifically stocks, bonds and cash) is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.
Recent highlights:
•	Summit’s High Yield Bond Fund continues to demonstrate strong one- and three-year performance (with average annual returns of 11.14% and 12.42%, respectively). This ranks it as a top performer by leading rating agencies.

•	In addition, Summit’s Everest Fund continues to demonstrate strong one-, three- and five-year performance (with average annual returns of 12.24%, 21.67% and 8.14%, respectively). This ranks it as a top performer by leading rating agencies.
Thank you for choosing Summit Funds and for the trust that you have placed in us.
Best regards,
Steven R. Sutermeister
President

1

Summit Mutual Funds, Inc. – Apex Series
2006 SEMI-ANNUAL REPORT – FUND EXPENSES
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and ongoing costs, including management, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.
Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) [or redemption fees]. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid *
	Account Value	Account Value	Net Expense	October 1, 2005 to
Fund	September 30, 2005	March 31, 2006	Ratio	March 31, 2006

Based on Actual Return
Nasdaq-100 Index Fund Class I	$1,000	$1,063	0.65%	$3
Nasdaq-100 Index Fund Class A	1,000	1,062	0.90%	5
Everest Fund Class I	1,000	1,087	0.93%	5
Everest Fund Class A	1,000	1,086	1.18%	6
Bond Fund	1,000	1,005	0.71%	4
Short-term Government Fund	1,000	1,013	0.73%	4
High Yield Bond Fund	1,000	1,024	1.19%	6
Money Market Fund	1,000	1,019	0.45%	2

Based on Hypothetical Return (5% return before expenses)
Nasdaq-100 Index Fund Class I	$1,000	$1,022	0.65%	$3
Nasdaq-100 Index Fund Class A	1,000	1,020	0.90%	5
Everest Fund Class I	1,000	1,020	0.93%	5
Everest Fund Class A	1,000	1,019	1.18%	6
Bond Fund	1,000	1,021	0.71%	4
Short-term Government Fund	1,000	1,021	0.73%	4
High Yield Bond Fund	1,000	1,019	1.19%	6
Money Market Fund	1,000	1,023	0.45%	2

*	Expenses are equal to the Fund’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND
Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).
Strategy – The Nasdaq-100 Index Fund (the “Fund”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.
Manager’s Comments:
For the six-month period ended March 31, 2006, the Summit Nasdaq-100 Index Fund’s total return for Class I shares was 6.26% (after waivers and reimbursements). This compares to a 6.62% total return for the Nasdaq-100 Index. The difference of 0.36% is referred to as “tracking error” and is largely attributed to the Fund’s operating expenses. These expenses represent the Fund’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker’s commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund’s objectives and strategies call for a correlation of at least 95% between the Fund’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

Fund Data

Manager:	Team Managed
Inception Date:	December 29, 1999
Total Net Assets:	$17.5 Million
Number Of Equity Holdings:	103
Median Cap Size:	$9,061 Million
Dividend Yield:	0.37%

Top 10 Equity Holdings

(% of net assets)
QUALCOMM, Inc.	6.6%
Microsoft Corp.	6.3%
Apple Computer, Inc.	4.8%
Cisco Systems, Inc.	3.1%
Google, Inc. - Class A	3.1%
Amgen, Inc.	2.7%
eBay, Inc.	2.7%
Starbucks Corp.	2.6%
Intel Corp.	2.6%
Oracle Corp.	1.9%

Sector Allocation

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data include therein.

3

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL HIGHLIGHTS	NASDAQ-100 INDEX FUND
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	For the Six Months
	Ended March 31,
	(Unaudited)		Year Ended September 30,
	2006		2005	2004	2003	2002		2001

Net asset value, beginning of period	$21.09		$18.71	$17.35	$11.18	$15.85		$49.55
Investment Activities:
Net investment income / (loss)	0.06		0.16	(0.07)	(0.04)	(0.03)		0.05
Net realized and unrealized gains / (losses)	1.27		2.31	1.43	6.21	(4.64)		(33.55)

Total from Investment Activities	1.33		2.47	1.36	6.17	(4.67)		(33.50)

DISTRIBUTIONS:
Net investment income	(0.07)		(0.09)	—	—	—		(0.15)
Return of capital	—		—	—	—	—		(0.05)

Total Distributions	(0.07)		(0.09)	—	—	—		(0.20)

Net asset value, end of period	$22.35		$21.09	$18.71	$17.35	$11.18		$15.85

Total return	6.26%		13.20%	7.84%	55.19%	-29.46%		-67.85%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.65	%(3)	0.65%	0.65%	0.65%	0.65%		0.65%
Ratio of expenses to average net assets – gross	1.06	%(3)	1.13%	1.13%	1.38%	1.35%		1.14%
Ratio of net investment income / (loss) to average net assets	0.46	%(3)	0.79%	-0.33%	-0.33%	-0.17%		0.10%
Portfolio turnover rate	10.42%		10.60%	4.92%	7.68%	1.94%		13.94%
Net assets, end of period (000’s)	$17,265		$17,040	$16,874	$15,847	$6,426		$7,406

	Class A
	For the Six Months					Period from
	Ended March 31,					July 1, 2002(1) to
	(Unaudited)		Year Ended September 30,			September 30,
	2006		2005	2004	2003	2002

Net asset value, beginning of period	$20.94		$18.60	$17.30	$11.17	$13.41
Investment Activities:
Net investment income / (loss)	0.02		0.08	(0.08)	(0.08)	(0.02)
Net realized and unrealized gains / (losses)	1.26		2.33	1.38	6.21	(2.22)

Total from Investment Activities	1.28		2.41	1.30	6.13	(2.24)

DISTRIBUTIONS:
Net investment income	(0.02)		(0.07)	—	—	—

Total Distributions	(0.02)		(0.07)	—	—	—

Net asset value, end of period	$22.20		$20.94	$18.60	$17.30	$11.17

Total return	6.18%		12.96%	7.51%	54.88%	-16.70%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(2)	0.90	%(3)	0.90%	0.90%	0.89%	0.90	%(3)
Ratio of expenses to average net assets – gross	1.31	%(3)	1.38%	1.39%	1.52%	2.01	%(3)
Ratio of net investment income / (loss) to average net assets	0.21	%(3)	0.34%	-0.59%	-0.63%	-0.49	%(3)
Portfolio turnover rate	10.42%		10.60%	4.92%	7.68%	1.94%
Net assets, end of period (000’s)	$270		$247	$153	$99	$4

(1)	Commencement of operations.

(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

4

Summit Mutual Funds, Inc. – Apex Series

NASDAQ-100 INDEX FUND	SCHEDULE OF INVESTMENTS

MARCH 31, 2006 (Unaudited)

	SHARES	VALUE

COMMON STOCKS - 94.4%
Consumer Discretionary - 17.5%
Amazon.Com, Inc. (a)	3,135	$114,459
Apollo Group, Inc. (a)	2,031	106,648
Bed Bath & Beyond, Inc. (a)	4,557	174,989
Comcast Corp. (a)	10,839	283,548
Discovery Holding Co. - Class A (a)	2,703	40,545
eBay, Inc. (a)	11,939	466,337
EchoStar Communications Corp. - Class A (a)	2,486	74,257
Expedia, Inc. (a)	3,892	78,891
Garmin Ltd.	1,152	91,503
IAC/InterActiveCorp (a)	3,801	112,016
Lamar Advertising Co. (a)	981	51,620
Liberty Global, Inc. (a)	2,751	56,313
NTL Inc. (a)	3,492	101,652
PETsMART, Inc.	1,623	45,671
Pixar (a)	1,387	88,962
Ross Stores, Inc.	1,608	46,938
Sears Holdings Corporation (a)	1,918	253,636
Sirius Satellite Radio, Inc. (a)	16,435	83,490
Staples, Inc.	5,593	142,733
Starbucks Corp. (a)	12,081	454,729
Urban Outfitters, Inc. (a)	1,954	47,951
Wynn Resorts Ltd (a)	1,233	94,756
XM Satellite Radio Holdings, Inc. - Class A (a)	3,027	67,411

		3,079,055

Consumer Staples - 1.4%
Costco Wholesale Corp.	2,852	154,464
Whole Foods Market, Inc.	1,506	100,059

		254,523

Energy - 0.4%
Patterson-UTI Energy, Inc.	1,982	63,345

Health Care - 14.1%
Amgen, Inc. (a)	6,548	476,367
Amylin Pharmaceuticals, Inc. (a)	1,175	57,516
Biogen Idec, Inc. (a)	4,202	197,914
Biomet, Inc.	3,801	135,012
Celgene Corp. (a)	3,901	172,502
Chiron Corp. (a)	3,180	145,676
DENTSPLY International Inc.	857	49,835
Express Scripts, Inc. (a)	1,473	129,477
Genzyme Corp. (a)	3,694	248,311
Gilead Sciences, Inc. (a)	5,137	319,624
Intuitive Surgical, Inc. (a)	400	47,200
Lincare Holdings, Inc. (a)	1,069	41,648
MedImmune, Inc. (a)	3,014	110,252
Patterson Companies, Inc. (a)	1,496	52,659
Sepracor, Inc. (a)	1,167	56,961
Teva Pharmaceutical Industries, Ltd. - ADR	5,634	232,008

		2,472,962

Industrials - 4.2%
American Power Conversion Corp.	2,240	51,766
C.H. Robinson Worldwide, Inc.	1,939	95,186
Cintas Corp.	2,303	98,154
Expeditors International Washington, Inc.	1,195	103,236

	SHARES	VALUE

Industrials - 4.2% (Continued)
Fastenal Co.	1,641	$77,685
Joy Global Inc.	1,280	76,506
Monster Worldwide, Inc. (a)	1,527	76,136
Paccar, Inc.	2,155	151,884

		730,553

Information Technology - 55.9%
Activision, Inc. (a)	2,775	38,267
Adobe Systems, Inc.	6,716	234,523
Altera Corp. (a)	5,801	119,733
Apple Computer, Inc. (a)	13,382	839,319
Applied Materials, Inc.	9,343	163,596
ATI Technologies, Inc. (a)	2,833	48,671
Autodesk, Inc. (a)	2,742	105,622
BEA Systems, Inc. (a)	4,672	61,343
Broadcom Corp. (a)	4,852	209,412
Cadence Design Systems, Inc. (a)	3,375	62,404
CDW Corp.	953	56,084
Check Point Software Technologies (a)	2,786	55,776
CheckFree Corp. (a)	982	49,591
Cisco Systems, Inc. (a)	24,979	541,295
Citrix Systems, Inc. (a)	2,357	89,330
Cognizant Technology Solutions Corp. (a)	1,531	91,079
Comverse Technology, Inc. (a)	2,389	56,213
Dell, Inc. (a)	9,846	293,017
Electronic Arts, Inc. (a)	3,432	187,799
Fiserv, Inc. (a)	2,606	110,885
Flextronics International Ltd. (a)	6,994	72,388
Google, Inc. - Class A (a)	1,381	538,590
Intel Corp.	23,452	453,796
Intuit, Inc. (a)	2,538	134,996
JDS Uniphase Corp. (a)	21,856	91,140
Juniper Networks, Inc. (a)	4,216	80,610
KLA-Tencor Corp.	2,748	132,893
Lam Research Corp. (a)	1,615	69,445
Linear Technology Corp.	4,646	162,982
Marvell Technology Group Ltd. (a)	3,116	168,576
Maxim Integrated Products, Inc.	5,114	189,985
Microchip Technology, Inc.	2,018	73,253
Microsoft Corp.	40,485	1,101,597
Network Appliance, Inc. (a)	4,403	158,640
NVIDIA Corp. (a)	1,909	109,309
Oracle Corp. (a)	24,606	336,856
Paychex, Inc.	4,127	171,931
QUALCOMM, Inc.	22,736	1,150,669
Red Hat, Inc. (a)	1,976	55,288
Research In Motion Ltd. (a)	2,037	172,901
SanDisk Corp. (a)	2,052	118,031
Sun Microsystems, Inc. (a)	16,827	86,323
Symantec Corp. (a)	12,415	208,944
Telefonaktiebolaget LM Ericsson - ADR	1,435	54,128
Tellabs, Inc. (a)	2,876	45,728
VeriSign, Inc. (a)	2,646	63,478
Xilinx, Inc.	5,263	133,996
Yahoo!, Inc. (a)	7,764	250,467

		9,800,899

The accompanying notes are an integral part of the financial statements.

5

Summit Mutual Funds, Inc. – Apex Series

SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX FUND

	SHARES	VALUE

Materials - 0.3%
Sigma-Aldrich Corp.	735	$48,356

Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	1,669	98,421

TOTAL COMMON STOCKS (Cost $12,672,220)		16,548,114

	PRINCIPAL
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS - 7.9%
U.S. Treasury Bills - 7.9%
4.150%, 06/15/2006 (d)	$1,400,000	$1,387,313

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,386,901)		1,387,313

Total Investments
(Cost $14,059,121) (b) - 102.3%		17,935,427
Northern Institutional Liquid
Asset Portfolio(c) - 7.6%		1,331,829
Liabilities in Excess of Other Assets - (9.9)%		(1,731,686)

TOTAL NET ASSETS - 100.0%		$17,535,570

ADR American Depository Receipt

(a)	Non income producing security.

(b)	For federal tax purposes, cost is $14,289,461 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $4,894,328 and $(1,248,362) respectively, with a net appreciation / depreciation of $3,645,966.

(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on the loan, the collateral purchased with cash, and the noncash collateral accepted is $1,476,145, $1,331,829, and $177,355 respectively.

(d)	Securities and other assets with an aggregate value of $963,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Nasdaq-100 Index (06/06)	5	$7,685
Nasdaq-100 Index Mini (06/06)	3	2,142
The accompanying notes are an integral part of the financial statements.

6

Summit Mutual Funds, Inc. – Apex Series

NASDAQ-100 INDEX FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$17,935,427
Collateral for securities loaned, at fair value	1,331,829
Receivables:
Interest and dividends	1,760
Receivable from Adviser	4,715
Prepaid expenses and other	9,439

19,283,170

LIABILITIES
Payables:
Shares redeemed	7,547
Payable upon return of securities loaned	1,331,829
Bank overdraft	385,365
Variation margin	2,826
12b-1 fees	285
Directors’ fees	570
Fund accounting fees	4,315
Professional fees	9,976
Other accrued expenses	4,887

1,747,600

NET ASSETS*
Paid-in capital	25,582,241
Accumulated undistributed net investment income	40,365
Accumulated net realized gain / (loss) on investments and futures contracts	(11,973,169)
Net unrealized appreciation / (depreciation) on investments and futures contracts	3,886,133

$17,535,570

Investments at Cost	$14,059,121
Shares authorized — Class I ($.10 par value)	20,000,000
Shares authorized — Class A ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets/	Outstanding
Class I	$17,265,092	772,658	$22.35
Class A	$270,478	12,181	$22.20
Class A maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)**			$22.20

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
	Undistributed ordinary income	$57,272
	Unrealized appreciation	$1,926,477

Capital Loss Carryforward				Post-October Capital
Expiring September 30:				Losses Deferred:
2009	2010	2012	2013	September 30, 2005
$(3,158,440)	$(2,454,653)	$(1,364,110)	$(1,719,950)	$(2,358,343)

**	Until further notice, the initial sales charge is waived for all investments in class A shares of the Nasdaq-100 Index Fund.
STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$33,393
Dividends	63,146
Foreign dividend taxes withheld	(129)
Other income	2,242

98,652

EXPENSES
Advisory fees	31,206
Administration expenses	8,916
Custodian fees and expenses	4,187
Fund accounting fees and expenses	14,760
Professional fees	10,156
Directors’ fees	929
Transfer agent fees	13,813
Royalty fee	2,493
12b-1 fees - Class A	332
Registration expenses	6,304
Other expenses	1,546

94,642
Reimbursements and waivers	(36,356)

58,286

NET INVESTMENT INCOME / (LOSS)	40,366

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(755,072)
Net realized gain / (loss) on futures contracts	58,631

(696,441)

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	1,738,424

NET REALIZED AND UNREALIZED GAIN / (LOSS)	1,041,983

NET NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,082,349

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement
0.35%	0.10%	0.30%	$31,206	$5,150

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

7

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL STATEMENTS	NASDAQ-100 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2006	2005
OPERATIONS
Net investment income / (loss)	$40,366	$138,137
Net realized gain / (loss) on investments and futures	(696,441)	(3,166,061)
Net change in unrealized appreciation / (depreciation) on investments	1,738,424	5,227,907

	1,082,349	2,199,983

DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(56,988)	(80,211)
Class A
Net investment income	(285)	(654)

	(57,273)	(80,865)

FUND SHARE TRANSACTIONS Class I
Proceeds from shares sold	2,418,797	3,929,344
Reinvestment of distributions	56,984	80,006
Payments for shares redeemed	(3,260,488)	(5,938,706)

	(784,707)	(1,929,356)

FUND SHARE TRANSACTIONS Class A
Proceeds from shares sold	26,884	105,074
Reinvestment of distributions	285	654
Payments for shares redeemed	(19,195)	(35,419)

	7,974	70,309

NET INCREASE / (DECREASE) IN NET ASSETS	248,343	260,071
NET ASSETS
Beginning of period	17,287,227	17,027,156

End of period	$17,535,570	$17,287,227

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$40,365	$57,272

FUND SHARE TRANSACTIONS Class I
Sold	110,761	197,080
Reinvestment of distributions	2,610	3,814
Redeemed	(148,780)	(294,777)

Net increase / (decrease) from fund share transactions	(35,409)	(93,883)

FUND SHARE TRANSACTIONS Class A
Sold	1,270	5,253
Reinvestment of distributions	13	32
Redeemed	(887)	(1,748)

Net increase / (decrease) from fund share transactions	396	3,537

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$1,706,132	$1,764,883

	$1,706,132	$1,764,883

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$1,674,437	$4,992,562

	$1,674,437	$4,992,562

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$57,273	$80,865

	$57,273	$80,865

The accompanying notes are an integral part of the financial statements.

8

Summit Mutual Funds, Inc. – Apex Series
EVEREST FUND
Objective – Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.
Strategy – The Everest Fund (the “Fund”) seeks special opportunities in securities that are selling at discount from theoretical price/earnings ratios and that seem capable of recovering from their temporarily out-of-favor status (a “value” investment style).
Manager’s Comments:
The Everest Fund Class I shares’ total return performance for the period October 1, 2005 to March 31, 2006 was 8.69% versus 6.38% for the Standard & Poor’s 500 Index and 7.26% for the Russell 1000 Value Index.
Despite the steady stream of short-term interest rate increases directed by the Federal Reserve, equity markets have continued to flourish. Now that these rates are approaching 5%, equity markets face increasing competition from less risky investment choices. At the same time long-term fixed income markets have suffered as investors opt for short-term instruments because long-term rates have not increased sufficiently to entice investors to take on the added risk of locking into a fixed rate even as short rates are rising. While equity markets may perceive the beginning of the end of rate tightenings, the bond market is suffering in the meantime.
The Everest Fund benefited from its exposure to Utilities during the first six months of the fiscal year. An overweight in Telecom and an underweight in Electrical Utilities sub-sectors contributed to positive performance. Advantageous positioning within the Energy sector was also a positive contributor to portfolio returns, even as this sector performed badly overall in the face of moderating commodity prices. Successful stock selection and sub-sector allocation also resulted in making the Consumer Discretionary sector a positive contributor as the Fund’s position in Sony helped it outperform this sub-sector. The biggest detractor from performance was the Consumer Staples group as an overweighting in the Food and Beverage sub-sectors pulled down returns. These stocks were weakened by higher production costs that could not be passed on to the consumer.
Going forward there remains intense focus on the Federal Reserve’s posturing for further rate increases. They appear to be monitoring two major indicators of consumer spending-automobile sales and home sales for any signs of weakness either caused by higher interest rates or higher energy prices. They had hinted that the federal funds rate could rise to 3-5% to retard inflation and possibly cool growth, and we are now near the upper end of that boundary. We also are closely watching to see if the additional impact of surging energy prices along with rising interest rates affects the consumer’s ability to maintain their spending as 2006 gets underway. Many forecasters expect that reduced opportunities for home refinancing, and rising adjustable rate mortgages will impact consumers as this year progresses. The hope is that corporations should begin to increase capital expenditures to offset the looming weakness expected by the U.S. consumer.
Summit Everest Fund will continue to invest in companies that are temporarily out-of –favor and pare those which reach full valuation now that the economy has rebounded and the Federal Reserve has become more restrictive.

Fund Data

Manager:	James McGlynn
Inception Date:	December 29, 1999
Total Net Assets:	$73.1 Million
Number Of Equity Holdings:	59
Median Cap Size:	$52,639 Million
Average Price-to-earnings Ratio:	15.9x
Average Price-to-book Ratio:	2.31x
Dividend Yield:	2.53%

Top 10 Equity Holdings

(% of net assets)
ChevronTexaco Corp.	2.6%
ConocoPhillips	2.6%
General Electric Co.	2.5%
Dominion Resources, Inc.	2.5%
Verizon Communications, Inc.	2.5%
Bank of America Corp.	2.5%
Unilever NV - ADR	2.4%
Citigroup, Inc.	2.3%
Sony Corp. - ADR	2.3%
AT&T, Inc.	2.3%

Sector Allocations

9

Summit Mutual Funds, Inc. – Apex Series

EVEREST FUND	FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	For the Six Months
	Ended March 31,
	(Unaudited)		Year Ended September 30,
	2006		2005	2004	2003	2002		2001
Net asset value, beginning of period	$61.56		$58.15	$49.88	$39.85	$54.35		$51.30

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.48		0.90	0.80	0.74	0.74		0.95
Net realized and unrealized gains / (losses)	4.53		6.97	8.27	10.13	(11.12)		3.80

Total from Investment Activities	5.01		7.87	9.07	10.87	(10.38)		4.75

DISTRIBUTIONS:
Net investment income	(0.66)		(0.79)	(0.80)	(0.80)	(0.53)		(0.70)
Net realized gains	(6.19)		(3.67)	—	(0.04)	(3.59)		(1.00)

Total Distributions	(6.85)		(4.46)	(0.80)	(0.84)	(4.12)		(1.70)

Net asset value, end of period	$59.72		$61.56	$58.15	$49.88	$39.85		$54.35

Total return	8.69%		13.96%	18.29%	27.63%	-21.24%		9.01%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(2)	0.93	%(3)	0.97%	0.97%	0.98%	0.96%		0.78%
Ratio of expenses to average net assets — gross	0.93	%(3)	0.97%	0.97%	0.98%	0.96%		0.80%
Ratio of net investment income / (loss) to average net assets	1.68	%(3)	1.51%	1.46%	1.64%	1.33%		1.67%
Portfolio turnover rate	27.10%		63.46%	73.43%	58.23%	66.74%		105.91%
Net assets, end of period (000’s)	$71,631		$65,755	$61,042	$48,821	$42,194		$57,497

	Class A
	For the Six Months					Period from
	Ended March 31,					July 1, 2002(1) to
	(Unaudited)		Year Ended September 30,			September 30,
	2006		2005	2004	2003	2002
Net asset value, beginning of period	$61.14		$58.62	$50.34	$39.84	$49.73

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.21		1.26	0.66	0.61	0.15
Net realized and unrealized gains / (losses)	4.70		6.46	8.35	10.22	(10.04)

Total from Investment Activities	4.91		7.72	9.01	10.83	(9.89)

DISTRIBUTIONS:
Net investment income	(0.59)		(1.53)	(0.73)	(0.29)	—
Net realized gains	(6.19)		(3.67)	—	(0.04)	—

Total Distributions	(6.78)		(5.20)	(0.73)	(0.33)	—

Net asset value, end of period	$59.27		$61.14	$58.62	$50.34	$39.84

Total return	8.58%		13.65%	17.99%	27.32%	-19.89%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (2)	1.18	%(3)	1.22%	1.22%	1.23%	1.24	%(3)
Ratio of expenses to average net assets – gross	1.18	%(3)	1.22%	1.22%	1.23%	1.24	%(3)
Ratio of net investment income / (loss) to average net assets	1.43	%(3)	1.03%	1.17%	1.39%	1.37	%(3)
Portfolio turnover rate	27.10%		63.46%	73.43%	58.23%	66.74%
Net assets, end of period (000’s)	$1,481		$875	$16	$5	$4

(1)	Commencement of operations.

(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)	Annualized.
The accompanying notes are an integral part of the financial statements.

10

Summit Mutual Funds, Inc. – Apex Series

SCHEDULE OF INVESTMENTS	EVEREST FUND
MARCH 31, 2006 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 97.3%
Consumer Discretionary - 12.5%
CBS Corporation	47,274	$1,133,631
The Gap Inc.	59,300	1,107,724
News Corp.	91,500	1,606,740
Sony Corp. - ADR	36,600	1,686,162
Time Warner, Inc.	90,300	1,516,137
UST, Inc.	17,700	736,320
Viacom, Inc. - Class B (a)	25,474	988,391
The Walt Disney Co.	12,700	354,203

		9,129,308

Consumer Non-Cyclical - 6.8%
Anheuser-Busch Companies, Inc.	30,700	1,313,039
The Coca-Cola Co.	13,700	573,619
Kraft Foods, Inc.	43,700	1,324,547
Unilever NV - ADR	25,300	1,751,266

		4,962,471

Energy - 12.1%
Baker Hughes, Inc.	9,800	670,320
ChevronTexaco Corp.	32,406	1,878,576
ConocoPhillips	29,654	1,872,650
Exxon Mobil Corp.	24,900	1,515,414
Nabors Industries Ltd. (a)	17,100	1,224,018
Royal Dutch Shell PLC - ADR	26,600	1,656,116

		8,817,094

Financials - 26.3%
AllianceBernstein Holding LP	22,000	1,457,500
Bank of America Corp.	39,792	1,812,128
The Bank of New York Co., Inc.	43,400	1,564,136
Berkshire Hathaway Inc. (a)	245	737,940
Citigroup, Inc.	36,200	1,709,726
Equity Residential	11,000	514,690
Fifth Third Bancorp	42,300	1,664,928
Freddie Mac	19,100	1,165,100
Genworth Financial, Inc.	39,600	1,323,828
The Goldman Sachs Group, Inc.	2,900	455,184
H&R Block, Inc.	56,900	1,231,885
J.P. Morgan Chase & Co.	31,464	1,310,161
Morgan Stanley	25,900	1,627,038
New York Community Bancorp, Inc.	76,400	1,338,528
The St. Paul Travelers Companies Inc.	31,300	1,308,027

		19,220,799

Health Care - 3.6%
GlaxoSmithKline PLC - ADR	21,200	1,108,972
Pfizer, Inc.	60,700	1,512,644

		2,621,616

Industrials - 10.9%
Cendant Corporation	70,500	1,223,175
Deere & Co.	14,100	1,114,605
FedEx Corp.	7,600	858,344
General Electric Co.	53,500	1,860,730
Honeywell International, Inc.	30,100	1,287,377
Tyco International Ltd.	61,300	1,647,744

		7,991,975

	SHARES	VALUE
Materials - 2.7%
The Dow Chemical Co.	14,400	$584,640
EI Du Pont de Nemours & Co.	32,000	1,350,720

		1,935,360

Technology - 8.4%
Cisco Systems, Inc. (a)	61,700	1,337,039
Hewlett-Packard Co.	22,400	736,960
Intel Corp.	71,700	1,387,395
International Business Machines Corp.	11,400	940,158
Microsoft Corp.	29,800	810,858
Nokia OYJ - ADR	45,900	951,048

		6,163,458

Telecommunication Services - 8.2%
AT&T, Inc.	61,800	1,671,072
BellSouth Corp.	46,000	1,593,900
Citizens Communications Co.	67,800	899,706
Verizon Communications, Inc.	53,300	1,815,398

		5,980,076

Transportation - 1.3%
General Motors Corp.	11,000	233,970
Honda Motor Co., Ltd. - ADR	23,800	736,848

		970,818

Utilities - 4.5%
Cinergy Corp.	15,800	717,478
Comcast Corp. (a)	28,800	752,256
Dominion Resources, Inc.	26,400	1,822,392

		3,292,126

TOTAL COMMON STOCKS
(Cost $65,149,608)		71,085,101

SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
Northern Institutional Diversified Assets Portfolio	1,921,232	1,921,232

TOTAL SHORT TERM INVESTMENTS
(Cost $1,921,232)		1,921,232

Total Investments
(Cost $67,070,840) (b) - 99.9%		73,006,333
Other Assets in Excess of Liabilities - 0.1%		105,521

TOTAL NET ASSETS - 100.0%		$73,111,854

ADR American Depository Receipt

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $67,070,840 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $8,291,823 and $(2,356,330) respectively, with a net appreciation / depreciation of $5,935,493.

The accompanying notes are an integral part of the financial statements.

11

Summit Mutual Funds, Inc. – Apex Series

EVEREST FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$73,006,333
Receivables:
Securities sold	394,212
Shares sold	55,177
Interest and dividends	148,417
Prepaid expenses and other	8,968

73,613,107

LIABILITIES
Payables:
Investment securities purchased	429,232
Advisory fees	39,540
Administration expenses	6,178
Directors’ fees	409
Custodian fees	736
12b-1 fees	1,547
Fund accounting fees	4,481
Professional fees	13,291
Other accrued expenses	5,839

501,253

NET ASSETS*
Paid-in capital	64,222,406
Accumulated undistributed net investment income	538,126
Accumulated net realized gain / (loss) on investments and futures contracts	2,415,829
Net unrealized appreciation / (depreciation) on investments and futures contracts	5,935,493

$73,111,854

Investments at Cost	$67,070,840
Shares Authorized — Class I ($.10 par value)	20,000,000
Shares Authorized — Class A ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets /	Outstanding
Class I	$71,630,936	1,199,369	$59.72
Class A	$1,480,918	24,984	$59.27
Class A maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)			$62.89

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
	Undistributed ordinary income	$2,932,870
	Undistributed long-term gains	$3,890,468
	Unrealized appreciation	$3,753,164
STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$37,073
Dividends	873,176
Foreign dividend taxes withheld	(16,857)

893,392

EXPENSES
Advisory fees	219,582
Administration expenses	34,310
Custodian fees and expenses	3,022
Fund accounting fees and expenses	14,959
Professional fees	13,140
Directors’ fees	2,286
Transfer agent fees	16,115
12b-1 fees – Class A	1,442
Other expenses	14,770

319,626

NET INVESTMENT INCOME / (LOSS)	573,766

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	2,963,854
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	2,182,329

NET REALIZED AND UNREALIZED GAIN / (LOSS)	5,146,183

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,719,949

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee

0.64%	0.10%

The accompanying notes are an integral part of the financial statements.

12

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL STATEMENTS	EVEREST FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2006	2005
OPERATIONS
Net investment income / (loss)	$573,766	$967,317
Net realized gain / (loss) on investments and futures	2,963,854	6,726,634
Net change in unrealized appreciation / (depreciation) on investments	2,182,329	654,935

	5,719,949	8,348,886

DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(696,478)	(833,358)
Net realized gain on investments	(6,582,348)	(3,870,074)
Class A
Net investment income	(11,176)	(152)
Net realized gain on investments	(117,031)	(364)

	(7,407,033)	(4,703,948)

FUND SHARE TRANSACTIONS Class I
Proceeds from shares sold	4,974,219	8,012,575
Reinvestment of distributions	7,275,016	4,697,108
Payments for shares redeemed	(4,715,934)	(11,628,177)

	7,533,301	1,081,506

FUND SHARE TRANSACTIONS Class A
Proceeds from shares sold	602,995	857,655
Reinvestment of distributions	127,861	516
Payments for shares redeemed	(95,126)	(12,903)

	635,730	845,268

NET INCREASE / (DECREASE) IN NET ASSETS	6,481,947	5,571,712
NET ASSETS
Beginning of period	66,629,907	61,058,195

End of period	$73,111,854	$66,629,907

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$538,126	$672,014

FUND SHARE TRANSACTIONS
Class I
Sold	83,100	133,296
Reinvestment of distributions	127,744	80,610
Redeemed	(79,677)	(195,374)

Net increase / (decrease) from fund share transactions	131,167	18,532

FUND SHARE TRANSACTIONS
Class A
Sold	10,064	14,239
Reinvestment of distributions	2,261	9
Redeemed	(1,651)	(211)

Net increase / (decrease) from fund share transactions	10,674	14,037

TOTAL COST OF PURCHASES OF:
Common Stocks	$19,538,339	$39,493,501

	$19,538,339	$39,493,501

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$18,165,108	$41,103,843

	$18,165,108	$41,103,843

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,968,548	$3,096,317
Long-term capital gains	4,438,485	1,607,631

	$7,407,033	$4,703,948

The accompanying notes are an integral part of the financial statements.

13

Summit Mutual Funds, Inc. – Apex Series

BOND FUND
Objective – Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.
Strategy – Under normal circumstances, the Bond Fund (the “Fund”) will invest at least 80% of the value of its assets in fixed income securities. Further, the Fund normally will invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities.
Managers’ Comments:
The Summit Bond Fund (the “Fund”) had a total return of 0.53% for the six months ended March 31, 2006, compared to a total return of -0.06% for the Lehman Brothers Aggregate Index (the “Index”). The primary reason for the outperformance of the Summit Bond Fund was its over-weighting to below investment grade bonds and mortgage-backed securities compared to the Index.
Interest rates rose during the six month period ending March 31, 2006. Led by the Federal Reserve increasing the federal funds rate, short-term interest rates rose faster than long-term rates during the period. The 2 year Treasury rate rose 65 basis points over the last six months, while the 30 year Treasury rate rose 32 basis points during the same period. This left the yield curve virtually flat, with the 2 year Treasury rate at 4.82%, and the 30 year Treasury rate at 4.89%.
Bond market participants continue to weigh the impact of a tighter Fed policy and higher oil prices, with the expected rate of inflation and economic growth. The current shape of the yield curve would imply that the economy will cool in coming quarters. However, that is yet to be seen. The U.S. economy continues to grow at a 3%-4% pace, with core inflation mostly under control. In addition, corporate profits continue to be strong, rising in the low single digit range so far in 2006. This has created a fairly positive backdrop for the credit markets, and corporate bond credit spreads have remained near multi-year lows.
The high yield sector provided the largest positive contribution to the Fund’s performance over the past six months. High yield bonds have performed well for the last three years, and the last six months were no exception. For example, the Merrill Lynch High Yield Master II index was up 3.55% during the six month period ending March 31, 2006. This compares favorably to the Lehman Brothers Aggregate Bond Index for the same period. The mortgage sector also contributed to the Summit Bond Fund’s outperformance. Mortgage-backed securities outperformed both Treasury bonds and investment grade corporate bonds during the period.
Looking forward, we believe that interest rates will continue to rise moderately throughout the year. In addition, we believe that credit spreads will remain at their multi-year tight levels until we see substantial slowing in the economy. Furthermore, we see mortgage-backed securities continuing to out-perform Treasury and Agency bonds. As a result, we have positioned the portfolio to over-weight corporate and mortgage-backed securities, while underweighting Treasury and Agency securities.

Fund Data

Managers:	Gary R. Rodmaker
Michael J. Schultz
Inception Date:	April 3, 2000
Total Net Assets:	$97.3 Million
Number Of Holdings:	159
Average Duration:	4.18 years
Average Maturity:	12.6 years
Weighted Average Maturity:	6.75 years
Average Credit Quality:	A/A2
Current Yield:	6.26%

Quality Breakdown

(% of portfolio)
AAA	40%
AA	6%
A	14%
BBB	25%
BB	7%
B	5%
CCC	1%
D	2%

Sector Allocations

14

Summit Mutual Funds, Inc. – Apex Series

BOND FUND	FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended March 31,
	(Unaudited)		Year Ended September 30,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$50.18		$51.40	$51.73	$50.35	$51.45	$50.20

Investment Activities:
Net investment income / (loss)	1.33		2.47	2.44	3.34	3.10	3.35
Net realized and unrealized gains / (losses)	(1.07)		(1.15)	0.06	1.12	(0.98)	1.40

Total from Investment Activities	0.26		1.32	2.50	4.46	2.12	4.75

DISTRIBUTIONS:
Net investment income	(1.29)		(2.54)	(2.83)	(3.08)	(3.13)	(3.40)
Net realized gains	—		—	—	—	(0.09)	(0.10)

Total Distributions	(1.29)		(2.54)	(2.83)	(3.08)	(3.22)	(3.50)

Net asset value, end of period	$49.15		$50.18	$51.40	$51.73	$50.35	$51.45

Total return	0.53%		2.64%	5.05%	9.22%	4.29%	9.78%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net (1)	0.71	%(2)	0.74%	0.72%	0.69%	0.71%	0.61%
Ratio of expenses to average net assets – gross	0.71	%(2)	0.74%	0.72%	0.69%	0.71%	0.62%
Ratio of net investment income / (loss) to average net assets	5.33	%(2)	4.82%	4.82%	6.53%	6.17%	6.72%
Portfolio turnover rate	34.79%		46.97%	79.28%	125.15%	51.52%	76.96%
Net assets, end of period (000’s)	$97,286		$97,119	$92,148	$91,745	$103,505	$102,056

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Annualized.
The accompanying notes are an integral part of the financial statements.

15

Summit Mutual Funds, Inc. – Apex Series

SCHEDULE OF INVESTMENTS	BOND FUND

March 31, 2006 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 0.4%
Consumer Discretionary - 0.4%
American Restaurant Group - Class A (a)(d)(h)(i)	22,115	$237,736
Avado Brands, Inc. (a)(d)(h)(i)	4,803	57,636
Intermet Corp. (a)(d)(h)(i)	4,772	67,671

		363,043

TOTAL COMMON STOCKS (Cost $637,616)		363,043

PREFERRED STOCKS - 0.8%
Consumer Discretionary - 0.4%
Paxson Communications Corp. 14.25%
Payment-in-Kind Dividend	41	353,958

Information Technology - 0.4%
Loral Skynet Corp. 12.00% Payment-in-Kind Dividend (c)	1,875	374,063

TOTAL PREFERRED STOCKS (Cost $655,650)		728,021

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 3.1%
America West Airlines, Inc.
Series 2001-1, 7.10%, 10/02/2022	$626,950	$646,826
Asset Backed Funding Certificates
Series 2005-AQ1, 5.24%, 11/25/2034	400,000	383,579
Centex Home Equity
Series 2001-B, 7.36%, 07/25/2032	191,683	191,474
Continental Airlines, Inc.
Series 2003-ERJ1, 7.88%, 01/02/2020	638,671	621,108
JET Equipment Trust
Series 1995-B, 7.63%, 02/15/2015 (c) (g)	703,065	332,487
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.12%, 06/25/2033	500,000	489,037
United Air Lines, Inc.
Series 2000-2, 7.81%, 04/01/2011 (g)	368,204	366,388

TOTAL ASSET BACKED SECURITIES (Cost $3,129,945)		3,030,899

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8%
Banc of America Alternative Loan Trust
Series 2003-5, 5.00%, 07/25/2018	563,270	505,344
Series 2003-8, 4.75%, 10/25/2033	610,720	545,058
Banc of America Funding Corporation
Series 2004-4, 4.69%, 10/25/2019	173,512	161,070
Series 2004-4, 4.69%, 10/25/2019	104,481	95,304
Series 2003-2, 6.37%, 06/25/2032	626,418	624,512
Banc of America Mortgage Securities
Series 2003-10, 5.00%, 01/25/2019	435,172	426,537
Series 2003-10, 5.00%, 01/25/2019 (c)	88,411	76,659
Series 2004-3, 4.88%, 04/25/2019	178,772	163,944
Series 2004-7, 4.80%, 08/25/2019	383,664	357,871
Series 2005-6, 5.00%, 07/25/2020	384,911	367,040
Series 2003-5, 7.50%, 02/25/2031	410,495	413,946
Series 2003-8, 5.50%, 11/25/2033	213,152	211,904
Series 2004-4, 5.42%, 05/25/2034	1,045,176	979,532
Series 2004-6, 5.50%, 07/25/2034	796,638	772,508

	PRINCIPAL
	AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8% (Continued)
Cendant Mortgage Corporation
Series 2002-11P, 5.52%, 12/25/2032	$85,816	$80,174
Chase Mortgage Finance Corporation
Series 2002-S8, 5.44%, 08/25/2029 (c)	252,358	243,130
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.60%, 12/19/2029	1,982,000	2,018,090
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.61%, 08/25/2035	301,117	276,121
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.50%, 11/25/2018	2,250,359	2,140,654
Series 2003-2 B4, 5.61%, 02/25/2033	1,407,048	1,274,478
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.25%, 09/25/2032	572,297	565,324
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.73%, 02/25/2036	449,136	409,298
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.00%, 05/25/2018 (c)	257,041	231,658
Series 2004-J1, 5.25%, 04/25/2034	428,568	423,375
MASTR Asset Securitization Trust
Series 2003-9, 5.50%, 10/25/2033	211,125	207,094
MASTR Seasoned Securities Trust
Series 2004-1, 6.24%, 08/25/2017	501,819	503,464
Series 2004-1, 6.50%, 08/25/2032	912,440	907,766
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.17%, 11/25/2033	516,070	480,901
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.75%, 10/25/2017	540,921	524,375
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.00%, 11/25/2018	220,653	208,246
Series 2003-A12 Class B3, 5.00%, 11/25/2018	293,645	266,324
Residential Funding Mortgage Securities I
Series 2004-S3, 4.75%, 03/25/2019	309,525	284,600
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.12%, 09/25/2033	482,967	462,415
Structured Asset Securities Corp.
Series 2003-20, 5.38%, 07/25/2033	685,081	636,763
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.97%, 03/25/2033	650,311	631,608
Wells Fargo
Series 2005-4 Class B3, 5.50%, 04/25/2035	890,593	800,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,646,026)		19,277,611

CORPORATE BONDS - 37.8%
Consumer Discretionary - 10.1%
Accuride Corp.
8.50%, 02/01/2015	375,000	371,719
Bally Total Fitness Holding Corp.
9.88%, 10/15/2007	375,000	375,000
Boyd Gaming Corp.
7.13%, 02/01/2016	186,000	188,557
Cadmus Communications Corp.
8.38%, 06/15/2014	187,000	187,935
Comcast Corp.
5.30%, 01/15/2014	250,000	237,705
Cox Communications Inc.
5.45%, 12/15/2014	1,139,000	1,079,936

The accompanying notes are an integral part of the financial statements.

16

Summit Mutual Funds, Inc. – Apex Series

BOND FUND	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Consumer Discretionary - 10.1% (Continued)
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/2013	$750,000	$762,801
Ethan Allen Global, Inc.
5.38%, 10/01/2015 (c)	700,000	656,170
Grupo Televisa S.A.
6.63%, 03/18/2025	700,000	686,879
Intcomex, Inc.
11.75%, 01/15/2011 (c)	375,000	373,125
MDC Holdings, Inc.
5.50%, 05/15/2013	350,000	325,980
MGM Mirage, Inc.
6.75%, 09/01/2012	375,000	374,531
Mohawk Industries, Inc.
6.13%, 01/15/2016	575,000	569,323
NVR, Inc.
5.00%, 06/15/2010	490,000	469,922
R.H. Donnelley Finance Corp. I
10.88%, 12/15/2012 (c)	187,000	207,336
R.H. Donnelley Corp.
6.88%, 01/15/2013 (c)	375,000	350,625
Station Casinos, Inc.
6.00%, 04/01/2012	188,000	185,415
TCI Communications, Inc.
8.75%, 08/01/2015	760,000	889,271
Technical Olympic USA, Inc.
9.00%, 07/01/2010	425,000	435,625
Time Warner, Inc.
6.88%, 05/01/2012	760,000	796,841
WCI Communities, Inc.
6.63%, 03/15/2015	375,000	331,875

		9,856,571

Consumer Staples - 0.7%
Del Monte Corp.
6.75%, 02/15/2015	188,000	183,300
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (c)	375,000	305,625
New World Pasta Co.
9.25%, 02/15/2009 (g)	3,750,000	225,000

		713,925

Energy - 3.7%
AES Corp.
9.38%, 09/15/2010	375,000	408,750
Newfield Expl Co.
6.63%, 04/15/2016	375,000	374,531
Nexen, Inc.
5.88%, 03/10/2035	560,000	522,012
Northwest Pipeline Corp.
8.13%, 03/01/2010	187,000	197,285
Pemex Project Funding Master Trust
8.00%, 11/15/2011	750,000	814,125
Plains All American Pipeline LP
5.63%, 12/15/2013	700,000	689,312
SemGroup LP
8.75%, 11/15/2015 (c)	187,000	190,740
Tesoro Corp.
6.63%, 11/01/2015 (c)	187,000	185,130

	PRINCIPAL
	AMOUNT	VALUE
Energy - 3.7% (Continued)
Whiting Petroleum Corp.
7.25%, 05/01/2013	$187,000	$186,533

		3,568,418

Financials - 8.2%
Block Financial Corp.
5.13%, 10/30/2014	490,000	449,886
Bunge Limited Finance Corp.
7.80%, 10/15/2012	700,000	772,337
Ford Motor Credit Co.
5.70%, 01/15/2010	350,000	310,598
General Motors Acceptance Corp.
5.85%, 01/14/2009	750,000	701,415
7.75%, 01/19/2010	187,000	182,327
Health Care REIT, Inc.
8.00%, 09/12/2012	750,000	817,552
Host Marriott LP
6.75%, 06/01/2016 (c)	375,000	374,531
Kinder Morgan Finance Corp.
5.70%, 01/05/2016 (c)	700,000	681,977
Nationwide Health Properties, Inc.
6.00%, 05/20/2015	700,000	683,574
North Front Pass-through Trust
5.81%, 12/15/2024 (b)(c)	1,050,000	1,020,489
Pen Holdings, Inc.
9.88%, 06/15/2008 (g)	187,000	114,070
USF&G Capital II
8.47%, 01/10/2027	760,000	803,537
Ventas Realty LP
7.13%, 06/01/2015	113,000	116,107
Wachovia Cap Trust III
5.80%, 03/15/2042	600,000	589,487
Worldspan LP/WS Finance Corp.
11.00%, 02/15/2011 (b)	375,000	324,375

		7,942,262

Health Care - 1.1%
Beckman Coulter, Inc.
6.88%, 11/15/2011	700,000	737,384
Davita, Inc.
7.25%, 03/15/2015	94,000	94,470
Genesis Healthcare Corp.
8.00%, 10/15/2013	188,000	198,810

		1,030,664

Industrials - 2.2%
Ametek, Inc.
7.20%, 07/15/2008	750,000	771,728
DRS Technologies, Inc.
7.63%, 02/01/2018	93,000	95,790
Evergreen International Aviation, Inc.
12.00%, 05/15/2010	450,000	450,563
Teva Pharmaceutical Finance LLC
5.55%, 02/01/2016	700,000	675,200
Tronox Worldwide LLC
9.50%, 12/01/2012 (c)	188,000	197,400

		2,190,681

The accompanying notes are an integral part of the financial statements.

17

Summit Mutual Funds, Inc. – Apex Series

SCHEDULE OF INVESTMENTS	BOND FUND

	PRINCIPAL
	AMOUNT	VALUE
Manufacturing - 1.6%
DaimlerChrysler North America Holding Corp.
5.88%, 03/15/2011	$350,000	$348,430
Pactiv Corporation
8.13%, 06/15/2017	1,050,000	1,171,045

		1,519,475

Materials - 4.1%
Boise Cascade LLC
7.48%, 10/15/2012 (b)	93,000	94,162
Canadian Oil Sands
5.80%, 08/15/2013 (c)	700,000	698,616
Eastman Chemical Company
6.30%, 11/15/2018	770,000	753,581
Falconbridge Ltd.
7.35%, 06/05/2012	375,000	398,709
Lubrizol Corp.
7.25%, 06/15/2025	700,000	750,607
PQ Corp.
7.50%, 02/15/2013 (c)	94,000	90,240
Resolution Performance Products LLC
13.50%, 11/15/2010	375,000	400,781
Temple Inland, Inc.
6.38%, 01/15/2016	750,000	758,359
Werner Holding Co., Inc.
10.00%, 11/15/2007	375,000	86,250

		4,031,305

Telecommunication Services - 3.9%
America Movil S.A. de C.V.
5.50%, 03/01/2014	750,000	718,794
Citizens Communications Co.
6.25%, 01/15/2013	375,000	364,687
Qwest Communications International Inc.
7.50%, 02/15/2014	375,000	386,250
Sprint Capital Corp.
6.90%, 05/01/2019	750,000	801,235
TELUS Corp.
8.00%, 06/01/2011	750,000	827,233
Verizon Florida, Inc.
6.13%, 01/15/2013	700,000	693,168

		3,791,367

Utilities - 2.2%
Calpine Corp.
9.88%, 12/01/2011 (c) (g)	375,000	342,188
Kern River Funding Corp.
6.68%, 07/31/2016 (c)	120,196	125,803
Mirant Americas Generation LLC
9.13%, 05/01/2031	375,000	399,375
Nevada Power Co.
6.50%, 04/15/2012	94,000	95,809
NRG Energy, Inc.
7.38%, 02/01/2016	375,000	382,969
Sierra Pacific Power Co.
6.25%, 04/15/2012	94,000	94,733

	PRINCIPAL
	AMOUNT	VALUE
Utilities - 2.2% (Continued)
TXU Corp.
5.55%, 11/15/2014	$750,000	$701,547

		2,142,424
TOTAL CORPORATE BONDS (Cost $37,454,743)		36,787,092

MORTGAGE BACKED SECURITIES - 16.9%
Fannie Mae
Pool #254340, 5.50%, 05/01/2012	419,047	417,926
Fannie Mae Pool
Pool #254190, 5.50%, 02/01/2009	749,493	747,018
Pool #254273, 5.00%, 03/01/2009	583,327	577,810
Pool #545015, 6.00%, 06/01/2016	543,775	551,383
Pool #727360, 5.50%, 08/01/2018	2,384,730	2,372,021
Pool #481582, 6.50%, 02/01/2029	163,213	167,344
Series 2002-48B, 6.50%, 10/25/2031	2,524,770	2,552,378
Freddie Mac
Series 2542, 5.00%, 12/15/2025	276,705	276,130
Series 2810, 5.50%, 06/15/2034	1,107,235	1,099,195
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.00%, 11/01/2010	940,486	930,667
Pool #E9-1818, 5.00%, 10/01/2017	3,146,176	3,074,917
Pool #E9-6460, 5.00%, 05/01/2018	427,572	417,509
Pool #E9-9160, 4.50%, 09/01/2018	2,852,346	2,728,178
Pool #C7-6658, 5.00%, 02/01/2033	305,512	291,461
Ginnie Mae I Pool
Pool #446760X, 6.50%, 10/15/2028	250,079	259,574

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,039,401)		16,463,511

U.S. TREASURY OBLIGATIONS - 16.7%
U.S. Treasury Bonds - 0.3%
5.25%, 02/15/2029	300,000	308,039

		308,039

U.S. Treasury Notes - 16.4%
2.00%, 05/15/2006	2,000,000	1,993,828
7.00%, 07/15/2006	2,000,000	2,012,110
2.63%, 11/15/2006	2,200,000	2,169,921
3.13%, 01/31/2007	500,000	492,949
3.13%, 04/15/2009	3,400,000	3,238,500
3.88%, 07/15/2010	3,000,000	2,891,250
5.00%, 08/15/2011	375,000	378,296
4.25%, 11/15/2014	630,000	602,142
4.25%, 08/15/2015	1,450,000	1,381,295
4.50%, 11/15/2015	775,000	752,053

		15,912,344

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,577,908)		16,220,383

SHORT TERM INVESTMENTS - 4.0%
Floating Rate Notes - 0.9%
Axa
5.13%, 02/06/2049	1,050,000	920,724

The accompanying notes are an integral part of the financial statements.

18

Summit Mutual Funds, Inc. – Apex Series

BOND FUND	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Money Market Funds - 3.1%
Northern Institutional Diversified Assets Portfolio	2,982,540	$2,982,540

TOTAL SHORT TERM INVESTMENTS (Cost $3,927,540)		3,903,264

Total Investments (Cost $99,068,829) (e) - 99.5%		96,773,824
Northern Institutional Liquid Asset Portfolio (f) - 23.4%		22,795,350
Liabilities In Excess Of Other Assets - (22.9)%		(22,283,278)

TOTAL NET ASSETS - 100.0%		$97,285,896

(a)	Non income producing security.

(b)	Variable rate security.

(c)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security is considered illiquid. The aggregate value of such securities is $363,043 or 0.4% of total net assets.

(e)	For federal income tax purposes, cost is $99,068,829 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $952,775 and ($3,247,780), respectively, with a net appreciation/(depreciation) of $(2,295,005).

(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $26,550,232, $22,795,350, and $4,234,890, respectively.

(g)	Security in default.

(h)	Valued in good faith under procedures adopted by the Board of Directors.

(i)	Represent restricted private placement shares.
The accompanying notes are an integral part of the financial statements.

19

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL STATEMENTS	BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$96,773,824
Collateral for securities loaned, at fair value	22,795,350
Receivables:
Securities sold	393,783
Shares sold	1,020,610
Interest and dividends	1,059,807
Prepaid expenses and other	5,404

122,048,778

LIABILITIES
Payables:
Investment securities purchased	1,882,771
Payable upon return of securities loaned	22,795,350
Bank overdraft	8,366
Advisory fees	38,603
Administration expenses	8,213
Directors’ fees	1,085
Custodian fees	605
Fund accounting fees	8,410
Professional fees	14,569
Other accrued expenses	4,910

24,762,882

NET ASSETS*
Paid-in capital	99,733,632
Accumulated undistributed net investment income	520,704
Accumulated net realized gain / (loss) on investments and futures contracts	(673,435)
Net unrealized appreciation / (depreciation) on investments and futures contracts	(2,295,005)

$97,285,896

Investments at Cost	$99,068,829
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$97,285,896	1,979,292	$49.15

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
Undistributed ordinary income	$431,717

Carryforward Expiring	Post-October Capital Losses Deferred:
2011	September 30, 2005

$(251,589)	$(123,259)
STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$2,803,055
Dividends	72,962
Other income	26,089

2,902,106

EXPENSES
Advisory fees	225,815
Administration expenses	48,046
Custodian fees and expenses	3,989
Fund accounting fees and expenses	28,496
Professional fees	10,397
Directors’ fees	3,634
Transfer agent fees	12,244
Other expenses	9,606

342,227

NET INVESTMENT INCOME / (LOSS)	2,559,879

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(298,586)

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(1,754,473)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(2,053,059)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$506,820

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.47%	0.10%

The accompanying notes are an integral part of the financial statements.

20

Summit Mutual Funds, Inc. – Apex Series

BOND FUND	FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2006	2005
OPERATIONS
Net investment income / (loss)	$2,559,879	$4,604,353
Net realized gain / (loss) on investments and futures	(298,586)	637,345
Net change in unrealized appreciation / (depreciation) on investments	(1,754,473)	(2,768,510)

	506,820	2,473,188

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(2,470,892)	(4,769,433)

	(2,470,892)	(4,769,433)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	6,921,121	15,632,893
Reinvestment of distributions	2,470,892	4,769,433
Payments for shares redeemed	(7,260,760)	(13,135,657)

	2,131,253	7,266,669

NET INCREASE / (DECREASE) IN NET ASSETS	167,181	4,970,424
NET ASSETS
Beginning of period	97,118,715	92,148,291

End of period	$97,285,896	$97,118,715

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$520,704	$431,717

FUND SHARE TRANSACTIONS
Sold	140,206	306,472
Reinvestment of distributions	50,104	94,514
Redeemed	(146,343)	(258,479)

Net increase / (decrease) from fund share transactions	43,967	142,507

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$545,350	$251,833
U.S. Government Securities	11,666,392	15,494,116
Corporate Bonds	20,347,356	33,748,932

	$32,559,098	$49,494,881

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$694,975	$266,931
U.S. Government Securities	15,186,546	9,796,830
Corporate Bonds	16,652,336	33,425,596

	$32,533,857	$43,489,357

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,470,892	$4,769,433

	$2,470,892	$4,769,433

The accompanying notes are an integral part of the financial statements.

21

Summit Mutual Funds, Inc. – Apex Series
SHORT-TERM GOVERNMENT FUND
Objective – Seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.
Strategy – Under normal market conditions, the Short-term Government Fund (the “Fund”) will invest 100% of the value of its assets in bonds issued by the U.S. government or its agencies or instrumentalities.
Managers’ Comments:
The Summit Short-Term Government Fund (the “Fund”) had a total return of 1.27% for the six month period ended March 31, 2006 compared to a total return of 0.68% for the Citicorp 1-5 Year Treasury Index (the “Index”), formerly known as Salomon 1-5 Year Treasury Index.
The fixed income market performed poorly over the past six months as long term interest rates rose to levels last seen in June 2004. The Federal Reserve continued to increase the short term federal funds rate while stating that some further policy firming may be needed to keep inflation in check. Short-term interest rates rose over 100 basis points during the period while the 10 year U.S. Treasury Bond increased 52 basis points resulting in a flatter yield curve. The U.S. economic prospects appear to be better than anticipated as employment growth remains strong along with healthy corporate earnings. While current economic conditions appear favorable, investors remain concerned that interest rates will increase to levels that hinder future economic growth. The most notable negative is the softening in housing demand as higher interest rates cooled the rush into alternative mortgage options. The uncertainty in the market requires continued emphasis on capital preservation within the Fund.
The Fund’s out performance to the Index was primarily a result of maintaining a shorter duration and favorable asset allocation. During the period, the Fund’s exposure to mortgage-backed securities provided the largest incremental return. The Fund’s holdings in this sector included mainly shorter maturity securities that are not as sensitive to rising interest rates. Also the exposure to floating rate securities contributed to the performance of the Fund as the coupons reset higher due to the increase in short-term interest rates while maintaining a relatively stable market value. The Fund was also over-weighted in the shorter maturity U.S. Treasuries and Agency sector versus longer maturities resulting in out performance during the period. The sectors that provided the largest negative contribution to the Fund included treasury notes with maturities of 3 years or more and the callable agency sector. Also, longer maturity mortgage-backed pass-through securities underperformed in the higher interest rate environment due to possible extension concerns.

Fund Data

Manager:	Michael J. Schultz
Inception Date:	April 3, 2000
Total Net Assets:	$28.3 Million
Number Of Holdings:	26
Average Duration:	1.24 years
Average Maturity:	2.42 years
Average Credit Quality:	GOV/AGN
Current Yield:	5.04%

Sector Allocations

22

Summit Mutual Funds, Inc. – Apex Series

SHORT-TERM GOVERNMENT FUND	FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Six Months
	Ended March 31,
	(Unaudited)		Year Ended September 30,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$51.05		$51.84	$52.56	$53.48	$53.10	$50.95

Investment Activities:
Net investment income / (loss)	0.81		1.41	1.30	1.37	1.74	2.55
Net realized and unrealized gains / (losses)	(0.17)		(0.78)	(0.87)	(0.42)	1.18	2.45

Total from Investment Activities	0.64		0.63	0.43	0.95	2.92	5.00

DISTRIBUTIONS:
Net investment income	(0.82)		(1.42)	(1.15)	(1.58)	(1.79)	(2.60)
Net realized gains	—		—	—	(0.29)	(0.75)	(0.25)

Total Distributions	(0.82)		(1.42)	(1.15)	(1.87)	(2.54)	(2.85)

Net asset value, end of period	$50.87		$51.05	$51.84	$52.56	$53.48	$53.10

Total return	1.27%		1.24%	0.83%	1.81%	5.72%	10.11%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.73	%(2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets - gross	0.82	%(2)	0.88%	0.85%	0.81%	0.97%	0.91%
Ratio of net investment income / (loss) to average net assets	3.17	%(2)	2.59%	2.16%	2.00%	3.55%	5.08%
Portfolio turnover rate	32.35%		15.98%	32.31%	55.57%	64.75%	48.30%
Net assets, end of period (000’s)	$28,331		$28,368	$28,981	$31,664	$25,646	$16,826

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Annualized
The accompanying notes are an integral part of the financial statements.

23

Summit Mutual Funds, Inc. – Apex Series

SCHEDULE OF INVESTMENTS	SHORT-TERM GOVERNMENT FUND

MARCH 31, 2006 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 46.6%
Fannie Mae
Pool #254177, 5.00%, 12/01/2008	$178,198	$176,665
Pool #254187, 5.00%, 01/01/2009	376,807	373,566
Pool #254227, 5.00%, 02/01/2009	129,356	128,133
Pool #254340, 5.50%, 05/01/2012	302,645	301,835
Series 2003-122, 4.00%, 05/25/2016	1,000,000	982,811
Pool #546478, 7.00%, 12/01/2029	714,792	738,162
Freddie Mac
Series 2742, 4.00%, 09/15/2012	977,622	967,053
Series 2791, 4.00%, 11/15/2015	210,938	210,224
Series 2639, 4.00%, 10/15/2016	1,651,004	1,586,436
Series 2858, 4.00%, 03/15/2020	536,095	529,137
Series 2534, 5.15%, 09/15/2030	259,578	259,665
Series 2550, 5.10%, 11/15/2032	805,679	811,803
Series 2877, 5.15%, 10/15/2034	850,945	847,460
Series 2950, 5.05%, 03/15/2035	1,788,592	1,787,357
Series 3003, 5.00%, 07/15/2035	2,851,012	2,846,832
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.50%, 04/01/2008	258,938	254,738
Pool #E9-6460, 5.00%, 05/01/2018	399,067	389,675
Ginnie Mae
Pool #034862X, 9.50%, 09/15/2009	3,141	3,292

TOTAL MORTGAGE BACKED SECURITIES
(Cost $13,306,915)		13,194,844

U.S. GOVERNMENT AGENCY ISSUES - 6.9%
Federal Home Loan Bank
3.70%, 12/24/2007	2,000,000	1,954,306

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(cost $2,000,000)		1,954,306

U.S. TREASURY OBLIGATIONS - 41.4%
U.S. Treasury Notes - 41.4%
4.63%, 05/15/2006	2,000,000	1,999,688
2.38%, 08/15/2006	2,000,000	1,982,578
2.88%, 11/30/2006	2,000,000	1,974,218
3.88%, 07/31/2007	2,000,000	1,974,610
3.63%, 01/15/2008	1,840,725	1,890,986
3.00%, 02/15/2009	2,000,000	1,903,124

TOTAL U.S. TREASURY OBLIGATIONS
(cost $11,895,442)		11,725,204

	SHARES	VALUE
SHORT TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
Northern Institutional Government Select Portfolio	1,314,518	$1,314,518

TOTAL SHORT-TERM INVESTMENTS (cost $1,314,518)		1,314,518

Total Investments
(cost $28,516,875) (a) - 99.5%		28,188,872
Northern Institutional Liquid Asset Portfolio (b) - 33.3%		9,440,094
Liabilities in Excess of Other Assets — (32.8)%		(9,297,973)

TOTAL NET ASSETS - 100.0%		$28,330,993

(a)	For federal income tax purposes, cost is $28,516,875 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $6,703 and ($334,706), respectively, with a net appreciation/(depreciation) of ($328,003).

(b)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,224,855, $9,440,094, and $2,009,615, respectively.
The accompanying notes are an integral part of the financial statements.

24

Summit Mutual Funds, Inc. – Apex Series

SHORT-TERM GOVERNMENT FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$28,188,872
Collateral for securities loaned, at fair value	9,440,094
Receivables:
Shares sold	18,115
Interest and dividends	158,468
Prepaid expenses and other	1,832

37,807,381

LIABILITIES
Payables:
Payable upon return of securities loaned	9,440,094
Advisory fees	14,804
Administration expenses	3,843
Directors’ fees	235
Custodian fees	131
Fund accounting fees	4,827
Professional fees	9,113
Other accrued expenses	3,341

9,476,388

NET ASSETS*
Paid-in capital	28,833,474
Accumulated undistributed net investment income	100,556
Accumulated net realized gain / (loss) on investments and futures contracts	(275,034)
Net unrealized appreciation / (depreciation) on investments and futures contracts	(328,003)

$28,330,993

Investments at cost	$28,516,875
Shares authorized per class ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets/	Outstanding
Class I	$28,330,993	556,905	$50.87

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
Undistributed ordinary income	$107,702

Capital Loss Carryforward			Post-October
Expiring September 30:			Capital Losses Deferred:
2011	2012	2013	September 30, 2005

$(22,527)	$(192,583)	$(23,305)	$(41,230)
STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$541,682
Other income	4,077

545,759

EXPENSES
Advisory fees	62,916
Administration expenses	13,981
Custodian fees and expenses	1,029
Fund accounting fees and expenses	16,072
Professional fees	7,964
Directors’ fees	1,134
Transfer agent fees	8,590
Other expenses	3,219

114,905
Reimbursements and waivers	(12,841)

102,064

NET INVESTMENT INCOME / (LOSS)	443,695

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	5,333
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(96,322)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(90,989)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$352,706

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.45%	0.10%	0.28%	$12,841	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

25

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL STATEMENTS	SHORT-TERM GOVERNMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2006	2005
OPERATIONS
Net investment income / (loss)	$443,695	$727,096
Net realized gain / (loss) on investments and futures	5,333	(724)
Net change in unrealized appreciation / (depreciation) on investments	(96,322)	(382,730)

	352,706	343,642

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(450,841)	(777,408)

	(450,841)	(777,408)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,227,845	5,666,704
Reinvestment of distributions	450,062	777,408
Payments for shares redeemed	(2,616,659)	(6,623,157)

	61,248	(179,045)

NET INCREASE / (DECREASE) IN NET ASSETS	(36,887)	(612,811)
NET ASSETS
Beginning of period	28,367,880	28,980,691

End of period	$28,330,993	$28,367,880

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$100,556	$107,702

FUND SHARE TRANSACTIONS
Sold	43,794	110,391
Reinvestment of distributions	8,876	15,177
Redeemed	(51,439)	(128,943)

Net increase / (decrease) from fund share transactions	1,231	(3,375)

TOTAL COST OF PURCHASES OF:
U.S. Government Securities	$8,545,648	$8,911,226

	$8,545,648	$8,911,226

TOTAL PROCEEDS FROM SALES OF:
U.S. Government Securities	$9,010,173	$4,280,461

	$9,010,173	$4,280,461

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$450,841	$777,408

	$450,841	$777,408

The accompanying notes are an integral part of the financial statements.

26

Summit Mutual Funds, Inc. – Apex Series

HIGH YIELD BOND FUND
Objective – Seeks high current income and capital appreciation, secondarily.
Strategy – Under normal circumstances, the High Yield Bond Fund (the “Fund”) will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds, with intermediate maturities.
Managers’ Comments:
For the six month period ending March 31, 2006, the Summit High Yield Bond Fund provided a total return of 2.43% compared to 3.55% for the Merrill Lynch High Yield Master II Index. The high yield market continued to perform well, despite higher interest rates across all maturities. The primary reason for the underperformance vs. the Index was the poor performance of the lower ratings and special situation securities during the fourth quarter of 2005. However, these securities have rallied nicely during the 1st quarter of 2006.
The economy continues to be strong, with annual gross domestic product growing between 3-4%. This has been a recurring theme for the last several quarters, providing a positive backdrop for the high yield market. In addition, corporate profits have remained strong, with year over year earnings growth in the high single digit range.
The Merrill Lynch High Yield index has turned in a positive quarterly return in 12 of the last 14 quarters, including the last two quarters. The positive returns have occurred despite higher short and long term interest rates. The resilience of the high yield market has been truly impressive.
High yield bond spreads have tightened materially in the last six months, lead by the lower-rated portion of the high yield market. Market participants seem to have become numb to higher energy prices and the risk of inflation creeping back into the U.S. economy.
At the current time, the high yield market remains priced for perfection. The economy appears to be in the mature stages of this recovery and the credit cycle appears to be at or past its peak, with default rates hitting multi-year lows in 2005.
Looking out six to twelve months, we remain cautious on the high yield market. The expected combination of higher interest rates and slowly increasing default rates may not bode well for the high yield market. Additionally, potentially wider credit spreads may negatively impact returns in the quarters ahead. Therefore, we continue to be defensive and focus on special situations, which are not as highly correlated to the overall high yield market.

Fund Data

Manager:	Gary Rodmaker
Inception Date:	July 9, 2001
Total Net Assets:	$18.7 Million
Number Of Holdings:	60
Average Duration:	3.95 years
Average Maturity:	7.00 years
Average Credit Quality:	B/B2
Current Yield:	9.16%

Quality Breakdown

(% of portfolio)

BB	36%
B	44%
CCC	8%
D	12%

Sector Allocations

27

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL HIGHLIGHTS	HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months						Period from
	Ended March 31,						July 9, 2001(1)to
	(Unaudited)		Year Ended September 30,				September 30,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$28.69		$27.59	$26.67	$23.48	$27.60	$30.30

Investment Activities:
Net investment income / (loss)	1.13		1.93	1.90	2.20	2.39	0.65
Net realized and unrealized gains / (losses)	(0.45)		1.00	1.08	3.13	(3.98)	(3.15)

Total from Investment Activities	0.68		2.93	2.98	5.33	(1.59)	(2.50)

DISTRIBUTIONS:
Net investment income	(1.20)		(1.83)	(2.06)	(2.14)	(2.53)	(0.20)

Total Distributions	(1.20)		(1.83)	(2.06)	(2.14)	(2.53)	(0.20)

Net asset value, end of period	$28.17		$28.69	$27.59	$26.67	$23.48	$27.60

Total return	2.43%		11.03%	11.64%	23.92%	-6.61%	-8.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net (2)	1.19	%(3)	1.22%	1.21%	1.18%	1.22%	1.30	%(3)
Ratio of expenses to average net assets — gross	1.19	%(3)	1.22%	1.21%	1.18%	1.22%	1.30	%(3)
Ratio of net investment income / (loss) to average net assets	7.96	%(3)	6.81%	6.93%	8.80%	8.86%	9.11	%(3)
Portfolio turnover rate	38.45%		99.09%	162.69%	214.02%	185.02%	111.21	%(3)
Net assets, end of period (000’s)	$18,728		$19,094	$18,777	$18,519	$16,420	$18,850

(1)	Commencement of operations.

(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)	Annualized.
The accompanying notes are an integral part of the financial statements.

28

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	HIGH YIELD BOND FUND
MARCH 31, 2006 (Unaudited)

	SHARES	VALUE

COMMON STOCKS - 7.8%
Consumer Discretionary - 3.0%
American Restaurant Group - Class A (a)(d)(e)(h)	33,173	$356,610
Avado Brands, Inc. (a)(d)(e)(h)	9,462	113,544
Intermet Corp. (a)(d)(h)	6,346	89,986

		560,140

Energy - 1.3%
International Coal Group, Inc. (a)	25,000	243,500

Financials - 3.1%
Conseco, Inc. (a)	17,500	434,350
Northern Offshore Ltd. (a)	60,000	144,000

		578,350

Materials - 0.4%
Simonds Industries, Inc. (a)(d)(e)(h)	2,746	81,831

TOTAL COMMON STOCKS (Cost $2,837,787)		1,463,821

PREFERRED STOCKS - 5.5%
Consumer Discretionary - 2.9%
Paxson Communications Corp. 14.25%
Payment-in-Kind Dividend	62	536,300
Information Technology - 2.6%
Loral Skynet Corp. (a)(c)	2,500	498,750

TOTAL PREFERRED STOCKS (Cost $926,875)		1,035,050

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES - 7.5%
Atlas Air, Inc.
Series 1998-1, 7.38%, 07/02/2019	$72,959	$73,689
Delta Air Lines, Inc.
Series 2001-1, 7.11%, 03/18/2013 (i)	500,000	499,515
JET Equipment Trust
Series 1995-B, 7.63%, 02/15/2015 (c) (i)	703,066	332,487
United Air Lines, Inc.
Series 2000-2, 7.81%, 04/01/2011 (i)	490,939	488,518

TOTAL ASSET BACKED SECURITIES (Cost $1,388,908)		1,394,209

CORPORATE BONDS - 76.1%
Consumer Discretionary - 21.6%
Bally Total Fitness Holding Corp.
9.88%, 10/15/2007	500,000	500,000
Boyd Gaming Corp.
7.13%, 02/01/2016	250,000	253,437
Cadmus Communications Corp.
8.38%, 06/15/2014	250,000	251,250
Intcomex, Inc.
11.75%, 01/15/2011 (c)	500,000	497,500
MGM Mirage, Inc.
6.75%, 09/01/2012	500,000	499,375
R.H. Donnelley Finance Corp. I
10.88%, 12/15/2012 (c)	250,000	277,187
R.H. Donnelley Corp.
6.88%, 01/15/2013 (c)	500,000	467,500

	PRINCIPAL
	AMOUNT	VALUE

Consumer Discretionary - 21.6% (Continued)
Station Casinos, Inc.
6.00%, 04/01/2012	$250,000	$246,563
Technical Olympic USA, Inc.
9.00%, 07/01/2010	600,000	615,000
WCI Communities, Inc.
6.63%, 03/15/2015	500,000	442,500

		4,050,312

Consumer Staples - 5.1%
Del Monte Corp.
6.75%, 02/15/2015	250,000	243,750
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (c)	500,000	407,500
New World Pasta Co.
9.25%, 02/15/2009 (i)	5,000,000	300,000

		951,250

Energy - 11.0%
AES Corp.
9.38%, 09/15/2010	500,000	545,000
Newfield Expl Co.
6.63%, 04/15/2016	500,000	499,375
Northwest Pipeline Corp.
8.13%, 03/01/2010	250,000	263,750
SemGroup LP
8.75%, 11/15/2015 (c)	250,000	255,000
Tesoro Corp.
6.63%, 11/01/2015 (c)	250,000	247,500
Whiting Petroleum Corp.
7.25%, 05/01/2013	250,000	249,375

		2,060,000

Financials - 7.9%
General Motors Acceptance Corp.
7.75%, 01/19/2010	250,000	243,753
Host Marriott LP
6.75%, 06/01/2016 (c)	500,000	499,375
Pen Holdings, Inc.
9.88%, 06/15/2008 (i)	250,000	152,500
Ventas Realty LP
7.13%, 06/01/2015	150,000	154,125
Worldspan LP/WS Finance Corp.
11.00%, 02/15/2011 (b)	500,000	432,500

		1,482,253

Health Care - 2.1%
Davita, Inc.
7.25%, 03/15/2015	125,000	125,625
Genesis Healthcare Corp.
8.00%, 10/15/2013	250,000	264,375

		390,000

The accompanying notes are an integral part of the financial statements.

29

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	HIGH YIELD BOND FUND

	PRINCIPAL
	AMOUNT	VALUE

Industrials - 8.0%
Corrections Corporation of America
7.50%, 05/01/2011	$500,000	$515,000
DRS Technologies, Inc.
7.63%, 02/01/2018	125,000	128,750
Evergreen International Aviation, Inc.
12.00%, 05/15/2010	600,000	600,750
Tronox Worldwide LLC
9.50%, 12/01/2012 (c)	250,000	262,500

		1,507,000

Materials - 5.7%
Boise Cascade LLC
7.48%, 10/15/2012 (b)	125,000	126,563
Huntsman LLC
11.63%, 10/15/2010	130,000	147,225
Lyondell Chemical Co.
9.50%, 12/15/2008	21,000	21,840
PQ Corp.
7.50%, 02/15/2013 (c)	125,000	120,000
Resolution Performance Products LLC
13.50%, 11/15/2010	500,000	534,375
Werner Holding Co., Inc.
10.00%, 11/15/2007	500,000	115,000

		1,065,003

Telecommunication Services - 5.3%
Citizens Communications Co.
6.25%, 01/15/2013	500,000	486,250
Qwest Communications International Inc.
7.50%, 02/15/2014	500,000	515,000

		1,001,250

	PRINCIPAL
	AMOUNT	VALUE

Utilities - 9.4%
Calpine Corp.
9.88%, 12/01/2011 (c) (i)	$500,000	$456,250
Mirant Americas Generation LLC
9.13%, 05/01/2031	500,000	532,500
Nevada Power Co.
6.50%, 04/15/2012	125,000	127,405
NRG Energy, Inc.
7.38%, 02/01/2016	500,000	510,625
Sierra Pacific Power Co.
6.25%, 04/15/2012	125,000	125,975

		1,752,755

TOTAL CORPORATE BONDS (Cost $14,243,262)		14,259,823

	SHARES	VALUE

SHORT TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
Northern Institutional Diversified Assets Portfolio	1,274,477	$1,274,477

TOTAL SHORT TERM INVESTMENTS (Cost $1,274,477)		1,274,477

Total Investments (Cost $20,671,309)(f) - 103.7%		19,427,380
Northern Institutional Liquid Asset Portfolio (g) - 41.2%		7,719,344
Liabilities in Excess of Other Assets — (44.9)%		(8,418,243)

TOTAL NET ASSETS - 100.0%		$18,728,481

(a)	Non income producing security.

(b)	Variable rate security.

(c)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security is considered illiquid. The aggregate value of such securities is $641,971 or 3.4% of total net assets.

(e)	Valued in good faith under procedures adopted by the Board of Directors.

(f)	For federal income tax purposes, cost is $20,671,726 and gross unrealized appreciation and depreciation of securities as of March 31, 2006 was $901,172 and ($2,145,518) , respectively, with a net appreciation/(depreciation) of ($1,244,346).

(g)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,559,768, $7,719,344, and $0, respectively.

(h)	Represent restricted private placement shares.

(i)	Security in default.
The accompanying notes are an integral part of the financial statements.

30

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$19,427,380
Collateral for securities loaned, at fair value	7,719,344
Receivables:
Shares sold	2,996
Investment securities sold	526,448
Interest and dividends	291,488
Prepaid expenses and other	1,943

27,969,599

LIABILITIES
Payables:
Investment securities purchased	1,442,485
Payable upon return of securities loaned	7,719,344
Bank overdraft	49,154
Advisory fees	10,199
Administration expenses	1,569
Directors’ fees	535
Custodian fees	199
Fund accounting fees	5,688
Professional fees	8,750
Other accrued expenses	3,195

9,241,118

NET ASSETS*
Paid-in capital	41,294,062
Accumulated undistributed net investment income	155,791
Accumulated net realized gain / (loss) on investments and futures contracts	(21,477,443)
Net unrealized appreciation / (depreciation) on investments and futures contracts	(1,243,929)

$18,728,481

Investments at cost	$20,671,309
Shares authorized per class ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets/	Outstanding
Class I	$18,728,481	664,835	$28.17
STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$832,669
Other income	18,824

851,493

EXPENSES
Advisory fees	60,491
Administration expenses	9,306
Custodian fees and expenses	901
Fund accounting fees and expenses	19,066
Professional fees	9,146
Directors’ fees	1,074
Transfer agent fees	8,126
Other expenses	2,633

110,743

NET INVESTMENT INCOME / (LOSS)	740,750

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	158,299
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(451,471)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(293,172)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$447,578

* FEDERAL TAX DATA AS OF SEPTEMBER 30, 2005
Undistributed ordinary income	$202,458

Capital Loss Carryforward
Expiring September 30:
2009	2010	2011	2012
$(18,291,878)	$(1,527,322)	$(1,025,886)	$(791,075)

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee

0.65%	0.10%

The accompanying notes are an integral part of the financial statements.

31

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended March 31,	Year Ended
	(Unaudited)	September 30,

	2006	2005

OPERATIONS
Net investment income / (loss)	$740,750	$1,298,396
Net realized gain / (loss) on investments and futures	158,299	829,478
Net change in unrealized appreciation / (depreciation) on investments	(451,471)	(145,142)

	447,578	1,982,732

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(787,417)	(1,235,878)

	(787,417)	(1,235,878)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,004,810	3,273,051
Reinvestment of distributions	242,372	334,066
Payments for shares redeemed	(1,272,529)	(4,037,255)

	(25,347)	(430,138)

NET INCREASE / (DECREASE) IN NET ASSETS	(365,186)	316,716
NET ASSETS
Beginning of period	19,093,667	18,776,951

End of period	$18,728,481	$19,093,667

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$155,791	$202,458

FUND SHARE TRANSACTIONS
Sold	35,606	116,540
Reinvestment of distributions	8,697	12,052
Redeemed	(44,915)	(143,721)

Net increase / (decrease) from fund share transactions	(612)	(15,129)

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$1,052,577	$1,593,887
U.S. Government Securities	—	1,002,383
Corporate Bonds	5,918,679	15,701,286

	$6,971,256	$18,297,556

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$964,599	$1,729,855
U.S. Government Securities	—	1,006,211
Corporate Bonds	6,546,320	16,342,653

	$7,510,919	$19,078,719

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$787,417	$1,235,878

	$787,417	$1,235,878

The accompanying notes are an integral part of the financial statements.

32

Summit Mutual Funds, Inc. – Apex Series
MONEY MARKET FUND
Objective – Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.
Strategy – The Money Market Fund (the “Fund”) intends to invest 100% of the value of its assets in high quality short-term securities.
Manager’s Comments:
Focus on the Federal Open Market Committee (FOMC) of the Federal Reserve Bank (Fed) dominated the last quarter of 2005 as investors obsessed over the new Chairman and the timing when the Committee might change their statement signaling an end to the current rate hike cycle. As interest rates have risen, the housing market has cooled causing mortgage equity withdrawals to dissipate. The consumer, who has financed this economy with their homes and their credit cards, is laden with debt. Consequently, spending by the consumer has moderated as demonstrated by the modest holiday shopping season.
Credit spreads remained historically tight, core inflation continued to be well contained, and oil prices eased back to the $60 range. As such, the Fed adjusted their statement to reflect an uncertain, but impending end to rate hikes. Future Fed policy is data dependent which has caused some volatility in the market as participants anticipate the Fed’s actions.
Economic momentum picked up substantially in the 1st quarter. After 18 years at the helm, Alan Greenspan departed as Fed Chief in January making way for Ben Bernanke to take over. Despite the change in the Chairman, policy remained on track as the FOMC raised the federal funds rate at each of their meetings this year to the current level of 4.75%. Long-term interest rates finally gave up ground as it became apparent that the Fed would continue to raise interest rates. The Treasury curve flattened significantly, ending the period with a positive by 3 basis points spread compared to a 16 basis point spread at September 30, 2005. Gross Domestic Product for the quarter is expected to be around 4.5%; hence, another rate hike to 5% in May is anticipated.
Going forward, with the economy still strong, the Fed could continue to raise interest rates even beyond their May meeting. However, their policy seems to be increasingly data dependent. The usual focus will be on the labor market, housing, commodities and inflation. We believe that corporate earnings and energy prices will also be significant inputs to their policy. Our strategy will remain the same – a high concentration in floating rate securities, short weighted average maturity, and duration extension when opportunities present themselves.

Fund Data

Manager:	Subadvised by Deutsche Investment Management Americas Inc.
Inception Date:	June 28, 2000
Total Net Assets:	$110.1 Million
7-day Yield:	4.35%

Sector Allocations

33

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Money Market Fund

	For the Six Months
	Ended March 31,
	(Unaudited)		Year Ended September 30,

	2006		2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Activities:
Net investment income / (loss)	0.02		0.02	0.01	0.01	0.02	0.05

Total from Investment Activities	0.02		0.02	0.01	0.01	0.02	0.05

DISTRIBUTIONS:
Net investment income	(0.02)		(0.02)	(0.01)	(0.01)	(0.02)	(0.05)

Total Distributions	(0.02)		(0.02)	(0.01)	(0.01)	(0.02)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.91%		2.33%	0.79%	0.95%	1.64%	4.99%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(1)	0.45	%(2)	0.45%	0.45%	0.45%	0.44%	0.43%
Ratio of expenses to average net assets — gross	0.56	%(2)	0.60%	0.59%	0.56%	0.60%	0.48%
Ratio of net investment income / (loss) to average net assets	3.83	%(2)	2.33%	0.79%	0.95%	1.62%	4.78%
Net assets, end of period (000’s)	$110,126		$109,406	$103,499	$112,651	$120,401	$86,889

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Annualized
The accompanying notes are an integral part of the financial statements.

34

Summit Mutual Funds, Inc. – Apex Series
MONEY MARKET FUND	SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE

CERTIFICATES OF DEPOSIT - 20.3%
Alliance & Leicester PLC
4.150%, 09/05/2006	$3,000,000	$2,991,726
Calyon
4.750%, 10/24/2006	1,000,000	1,000,000
Greenwich Capital Holdings
4.736%, 06/20/2006	4,000,000	4,000,000
HBOS Treasury Services PLC
4.560%, 04/19/2006	3,500,000	3,500,000
3.800%, 07/10/2006	1,500,000	1,500,000
Natexis Banque Popularies
5.000%, 02/08/2007	1,300,000	1,300,000
Norinchukin Bank
4.830%, 05/02/2006	2,000,000	2,000,000
4.800%, 05/10/2006	3,000,000	3,000,000
Toronto Dominion Bank
4.430%, 04/04/2006	1,000,000	999,970
3.750%, 05/16/2006	1,000,000	999,988
Unicredito Italiano Bank
3.800%, 06/15/2006	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,291,684)		22,291,684

COMMERCIAL PAPER - 38.5%
AT&T
4.860%, 04/03/2006	5,000,000	4,998,650
CIT Group Inc.
4.949%, 02/15/2007	2,000,000	2,003,480
Davis Square Funding VI Corp.
4.810%, 05/04/2006 (a)	2,000,000	1,991,182
Giro Funding
4.800%, 05/10/2006 (a)	5,500,000	5,471,400
Greyhawk Funding
4.735%, 05/10/2006 (a)	4,000,000	3,979,482
Household Finance Corp.
4.900%, 04/03/2006	5,000,000	4,998,639
Natexis US Finance
4.650%, 07/24/2006 (a)	2,000,000	1,970,550
Nieuw Amsterdam Receivables
4.775%, 04/24/2006 (a)	5,000,000	4,984,746
Perry Global Funding LLC
4.750%, 05/12/2006 (a)	5,000,000	4,972,951
Verizon Communications Inc.
4.820%, 05/09/2006 (a)	3,000,000	2,984,737
Windmill Funding Corp.
4.840%, 04/03/2006	4,089,000	4,087,900

TOTAL COMMERCIAL PAPER (Cost $42,443,717)		42,443,717

CORPORATE BONDS - 1.8%
American Express Credit
4.651%, 01/12/2007	1,000,000	999,918
BNP Paribas Bank
4.788%, 10/26/2010	1,000,000	1,000,000

TOTAL CORPORATE BONDS (Cost $1,999,918)		1,999,918

	PRINCIPAL
	AMOUNT	VALUE

EURO TIME DEPOSITS - 4.9%
Bank Of Tokyo - Mitsubishi
4.880%, 04/03/2006	$2,000,000	$2,000,000
Societe Generale
4.880%, 04/03/2006	3,400,000	3,400,000

TOTAL EURO TIME DEPOSITS (Cost $5,400,000)		5,400,000

FLOATING RATE NOTES - 31.8%
American Honda Finance
4.740%, 01/16/2007	2,000,000	2,002,487
Banco Bilbao Vizcaya Argentina
4.980%, 09/01/2006	1,000,000	999,844
Bank Of Tokyo - Mitsubishi Ltd.
4.800%, 05/01/2006	3,000,000	3,000,000
Canadian Imperial Bank of Commerce
4.900%, 12/04/2006	2,000,000	2,000,937
Credit Suisse First Boston
4.930%, 09/26/2006	3,000,000	3,000,000
Goldman Sachs Group
5.015%, 11/10/2006	3,000,000	3,000,000
IBM Corp.
4.680%, 12/08/2010 (b)	1,000,000	999,903
Links Finance LLC
4.850%, 04/03/2006	3,000,000	2,999,192
4.731%, 05/22/2006	2,000,000	1,999,793
Marshall & Ilsley Bank
4.729%, 12/15/2011	1,000,000	1,000,000
Merrill Lynch & Co.
4.711%, 05/05/2006	5,000,000	5,000,375
Skandinaviska Enskilda Banken
4.766%, 07/16/2010	3,000,000	3,000,000
Tango Finance Corp.
4.711%, 09/18/2006	5,000,000	4,999,938
Unicredito Italiano Bank
4.701%, 03/09/2011	1,000,000	1,000,000

TOTAL FLOATING RATE NOTES (Cost $35,002,469)		35,002,469

MEDIUM TERM NOTES - 1.8%
American Honda Finance
4.895%, 06/22/2006 (a)(b)	2,000,000	2,000,000

TOTAL MEDIUM TERM NOTES (Cost $2,000,000)		2,000,000

U.S. GOVERNMENT AGENCY ISSUES - 1.8%
Fannie Mae
4.030%, 07/21/2006	1,000,000	1,000,000
4.000%, 08/08/2006	1,000,000	1,000,000

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,000,000)		2,000,000

The accompanying notes are an integral part of the financial statements.

35

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	MONEY MARKET FUND

	SHARES	VALUE

MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	2,149	$2,149

TOTAL MONEY MARKET FUNDS (Cost $2,149)		2,149

Total Investments (Cost $111,139,937) - 100.9%		111,139,937
Liabilities in Excess of Other Assets - (0.9)%		(1,013,705)

TOTAL NET ASSETS - 100.0%		$110,126,232

(a)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations (“NRSO”), or if one NRSO rates the security, by that NRSO.

(b)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified a liquid security and represents 0.9% of total net assets. The aggregate of such securities are limited to 10% of net assets.
The accompanying notes are an integral part of the financial statements.

36

Summit Mutual Funds, Inc. – Apex Series

MONEY MARKET FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

Money
Market
Fund
ASSETS
Investments in securities, at value	$111,139,937
Receivables:
Shares sold	27,905
Interest and dividends	397,531
Prepaid expenses and other	5,549

111,570,922

LIABILITIES
Payables:
Shares redeemed	1,348,581
Advisory fees	47,937
Administration expenses	9,422
Directors’ fees	1,987
Custodian fees	1,130
Fund accounting fees	13,162
Professional fees	16,957
Other accrued expenses	5,514

1,444,690

NET ASSETS
Paid-in capital	110,126,232

$110,126,232

Investments at cost	$111,139,937
Shares authorized per class ($.10 par value)	200,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets/	Outstanding
Class I	$110,126,232	110,126,232	$1.00
STATEMENT OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

Money
Market
Fund
INVESTMENT INCOME
Interest	$2,337,465

2,337,465

EXPENSES
Advisory fees	191,039
Administration expenses	54,582
Custodian fees and expenses	5,178
Fund accounting fees and expenses	20,980
Professional fees	12,358
Directors’ fees	2,781
Transfer agent fees	11,945
Other expenses	7,534

306,397
Reimbursements and waivers	(60,776)

245,621

NET INVESTMENT INCOME / (LOSS)	2,091,844

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	925
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	—

NET REALIZED AND UNREALIZED GAIN / (LOSS)	925

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,092,769

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.35%	0.10%	0.10%	$60,776	$ —

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

37

Summit Mutual Funds, Inc. – Apex Series

FINANCIAL STATEMENTS	MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund

	For the Six Months
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2006	2005
OPERATIONS
Net investment income / (loss)	$2,091,844	$2,401,725
Net realized gain / (loss) on investments	925	2,554

	2,092,769	2,404,279

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(2,091,844)	(2,401,725)
Net realized gain on investments	(925)	(2,554)

	(2,092,769)	(2,404,279)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	24,358,728	53,248,848
Reinvestment of distributions	2,097,803	2,402,577
Payments for shares redeemed	(25,736,356)	(49,744,229)

	720,175	5,907,196

NET INCREASE / (DECREASE) IN NET ASSETS	720,175	5,907,196
NET ASSETS
Beginning of period	109,406,057	103,498,861

End of period	$110,126,232	$109,406,057

FUND SHARE TRANSACTIONS
Sold	24,358,728	53,248,848
Reinvestment of distributions	2,097,803	2,402,577
Redeemed	(25,736,356)	(49,744,229)

Net increase / (decrease) from fund share transactions	720,175	5,907,196

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,092,769	$2,404,279

	$2,092,769	$2,404,279

The accompanying notes are an integral part of the financial statements.

38

Summit Mutual Funds, Inc. – Apex Series

NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (Unaudited)
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Summit Mutual Funds, Inc. (“Summit Mutual Funds”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The Apex Series’ shares are offered in six different Funds — Nasdaq-100 Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually “Fund”, collectively “Funds”). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks as represented by its respective index. The Everest Fund primarily seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Class I shares of the Fund are offered without a sales charge to institutional and retail investors. Effective October 1, 2004, two Funds began offering a Class A share, which includes a front-end sales charge (see Note 3). These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser).
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation – Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.
Securities transactions and investment income – Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.
Federal taxes – Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

39

Summit Mutual Funds, Inc. – Apex Series

NOTES TO FINANCIAL STATEMENTS
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)
Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.
It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.
Distributions – Distributions from net investment income in all fixed income Funds, except the Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.
The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
Expenses – Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.
Foreign Currency – Summit Mutual Funds’ accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.
Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.
Futures Contracts – Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index and Everest Funds may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

40

Summit Mutual Funds, Inc. – Apex Series

NOTES TO FINANCIAL STATEMENTS
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)
Fund Securities Loaned – The Funds (except the Money Market Funds) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.
NOTE 2 – TRANSACTIONS WITH AFFILIATES
Investment advisory fees – Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”), under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.
Approval of Advisory Contract – At its November 14, 2005 meeting, the Board of Directors reviewed in detail written materials related to the proposed continuation of the Funds’ investment advisory contracts and the investment sub-advisory contract applicable to the Money Market Fund for a one-year period. Following their review and consideration, the Directors determined that the investment advisory contracts and the sub-advisory contract will enable shareholders of each Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board of Directors, including the Independent Directors, unanimously approved the renewal of each investment advisory contract and the sub-advisory contract. In reaching their decision, the Directors requested and obtained from the Adviser and the investment sub-adviser such information as they deemed reasonably necessary to evaluate the proposed continuation of the contracts. The Directors also carefully considered the information that they had received throughout the year from Adviser and the investment sub-adviser as part of their regular oversight of the Funds, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information; and profitability data. In considering the proposed continuation of the investment advisory contracts and the investment sub-advisory contract, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by legal counsel to the Funds and the Independent Directors and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
•	The nature, extent and quality if the advisory services provided. The Board concluded that the Adviser (and sub-adviser, with respect to the Money Market Fund) provides high quality services to each Fund, as indicated by the nature and quality of services provided in the past, each Fund’s competitive investment performance, the high level of correlation of the index Funds to their benchmarks, the compliance track record of the Funds, the integrity, capability and professional experience of the Adviser’s personnel, and the Adviser’s (and sub-adviser’s) financial resources. The Board concluded that the Adviser and the sub-adviser provides all facilities and services necessary to analyze, execute and maintain investments that are consistent with the Funds’ objectives, restrictions and limitations. The Board also determined that the Adviser (and sub-adviser) proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	The investment performance of the Funds. With respect to each Fund, the Board determined that the Adviser (and sub-adviser, if relevant) has achieved competitive or superior investment performance relative to its benchmark index and comparable funds (as determined by Lipper) over most measurement periods. In this regard, the Board determined that all index Funds achieved the correlation expressed in the Funds’ prospectus. On the basis of the Directors’ assessment of the nature, extent and quality of services to be provided, the Directors concluded that the Adviser and sub-adviser are capable of generating a level of investment performance that is appropriate in light of the Funds’ investment objectives and strategies, and competitive with many other investment companies.

41

Summit Mutual Funds, Inc. – Apex Series

NOTES TO FINANCIAL STATEMENTS
•	The cost of advisory services provided and the level of profitability. The Board examined the investment advisory fees charged to each Fund, and noted that the Adviser charges 0.10% for administrative services. The Directors also reviewed the Adviser’s pre-tax operating income, gross revenues, margin (before and after dividends) for 2004 and the first three quarters of 2005, as well as other financial information relevant to an assessment of the Funds’ financial relationship with the Adviser and sub-adviser. On the basis of this information, the Board concluded that, with respect to each Fund, the level of investment advisory fees (and sub-advisory fees, if relevant) and fund administration fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between each Fund and the Adviser and its affiliates. Further, on the basis of comparative information supplied by Lipper, the Board determined that the advisory fees and overall expense ratio of each Fund were consistent with industry averages.

•	Whether the advisory fees reflect economies of scale. The Board determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the advisory fees. The Board concluded that the advisory fees reflect the current economic environment for the Adviser and the competitive nature of the mutual fund market. The Directors also noted that Fund expenses are managed by the use of fee caps and waivers, as many of the Funds are small and have not reached the size necessary to provide the Adviser its full fee.

•	The extent to which economies of scale will be realized as the Funds grow. While the advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the advisory fees payable under the advisory arrangements already reflect potential future economies of scale to some extent by virtue of their competitive levels and the Adviser’s profitability at current or foreseeable asset levels. The Board also concluded that it would have the opportunity to periodically re-examine whether a Fund had achieved economies of scale, and the appropriateness of advisory fees payable to the Adviser and the sub-adviser, in the future.

•	Benefits (such as soft dollars) to the Adviser or the Sub-Adviser from their relationships with the Funds (and any corresponding benefits to the Funds). The Board determined that other benefits derived by the Adviser and the sub-adviser from its relationship with the Funds are reasonable and fair, and are consistent with industry practice and the best interest of the Funds and their shareholders. In this regard, the Directors noted that fixed income and index trading provide limited opportunities for soft dollars. In addition, the Directors determined that the fund administration fees paid by the Funds to the Adviser are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs of providing the services, the impact of the fees on the Funds’ overall operating expenses, and the necessity of the services for the Funds’ operations.

•	Other Considerations: In approving the continuation of the investment advisory arrangements, the Board also considered the high quality of existing portfolio management personnel, who will continue to manage the Funds, and the Adviser’s overall portfolio management capabilities. The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Board also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Funds, including expense limitation undertakings, which could entail a substantial financial and professional commitment to the successful operation of the Funds.
Administration fees – The Fund has also entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Fund’s books and records and furnishes such office space, facilities, equipment, and clerical help as the Fund may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Fund, who are employees of Union Central. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Fund. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

42

Summit Mutual Funds, Inc. – Apex Series

NOTES TO FINANCIAL STATEMENTS
Directors’ fees – Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.
Other – The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”). On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds’ business affairs.
NOTE 3 – MULTIPLE CLASSES OF SHARES
The Nasdaq-100 Index and Everest Funds offer a second class of shares (Class A). The Class A shares are subject to a Distribution and Shareholder Service Plan (“12b-1 Plan”), which was approved by the Funds’ Board of Directors effective March 1, 2002. The 12b-1 Plan provides that each 12b-1 Plan class shall pay to the Series’ Distributor, Quasar Distributors, LLC, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class A shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value attributable to Class A shares. Since the fee is paid out of the assets of the Class A shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment. In addition, Class A shares have a front-end sales load.
The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

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Summit Mutual Funds, Inc. – Apex Series
MANAGEMENT OF THE FUND
Directors and Officers
Independent Directors

				Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Theodore H. Emmerich (79)	Director and Chairman	Director since 1987	Consultant	16	American Financial Group

Yvonne L. Gray (55)	Director	Director since 1999	Chief Operating Officer, United Way of Greater Cincinnati (Social Services Provider); prior thereto, Vice President /Trust Operations Officer, Fifth Third Bank; former Audit Manager, Price Waterhouse (Accounting Firm)	16

Michael K. Keating (50)	Director	Director since 2005	Managing Director, Keating Vollmer & Co. LLC (Private Equity Investment Firm)	16

David C. Phillips (68)	Director	Director since 2001	Co-Founder, Cincinnati Works Inc. (Job Placement); prior thereto, Chief Executive Officer, Downtown Cincinnati Inc. (Economic Revitalization of Cincinnati)	16	Meridian Bioscience, Inc.; Cintas, Inc.

Mary W. Sullivan (49)	Director	Director since 2001	Attorney, Peck, Shaffer & Williams LLP (Law Firm)	16	Franklin Savings and Loan Co.; First Franklin Corporation
Interested Director and Officers

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Steven R. Sutermeister* (52)	Director, President and Chief Executive Officer	Director since 1999	Senior Vice President, Union Central; President and Chief Executive Officer, Adviser.	16	Carillon Investments, Inc.; Summit Investment Partners, Inc.; Union Central Mortgage Funding, Inc.

John F. Labmeier 1876 Waycross Rd Cincinnati, OH 45240. (57)	Vice President and Secretary	Officer since 1990	Vice President, Associate General Counsel and Assistant Secretary, Union Central; Vice President and Secretary, Carillon Investments, Inc.; Secretary, Adviser	NA	NA

Thomas G. Knipper (48)	Vice President, Controller and Chief Compliance Officer	Officer since 1995	Chief Compliance Officer, Adviser	NA	NA

Gerald Q. Herbert (39)	Treasurer	Officer since 2005	Treasurer and Director of Finance and Accounting, Adviser; prior thereto, Controller, General Factory Supplies Co.	NA	NA

John M. Lucas 1876 Waycross Rd. Cincinnati, OH 45240 (55)	Assistant Secretary	Officer since 1990	Second Vice President, Counsel and Assistant Secretary, Union Central	NA	NA

(1)	Except as otherwise indicated, the business of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202

*	Mr. Sutermeister may be considered to be an “interested person” of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note _ The Statement of Additional Information includes additional information about fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

47

The Summit Pinnacle Series is distributed to insurance company’s separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:
Equity Index Accounts S&P 500 Index Portfolio S&P MidCap 400 Index Portfolio Russell 2000 Small Cap Index Portfolio Nasdaq-100 Index Portfolio EAFE International Index Portfolio
Fixed Income & Balanced Index Account Balanced Index Portfolio Lehman Aggregate Bond Index Portfolio
Managed Accounts Zenith Portfolio Bond Portfolio
The Summit Apex Series is a family of Mutual Funds intended for institutional and retail accounts.For more complete information about the Summit Mutual Funds’Apex Series,including charges and expenses, call 888-259-7565 for a prospectus.Please read it carefully before you invest or send money.Summit Apex Series is distributed by Quasar Distributors,LLC. Milwaukee,Wisconsin,Member SIPC.The Apex Series consists of the following Funds:
Equity Index Accounts Nasdaq-100 Index Fund
Managed Accounts Everest Fund Bond Fund Short-term Government Fund High Yield Bond Fund
Stable Value Account Money Market Fund
Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

Item 2. Code of Ethics.
Not applicable for semi-annual reports
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Controller have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b)	There were no significant changes in Registrant’s internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.